UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: February 28, 2009

Date of reporting period: May 31, 2008

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ HIGH YIELD CORPORATE BOND FUND

May 31, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES—97.16%

ADVERTISING—1.36%
R.H. Donnelley Corp.
8.88%, 10/15/17(a)	$16,400,000	$10,906,000

		10,906,000
AEROSPACE & DEFENSE—1.98%
L-3 Communications Corp.
6.38%, 10/15/15	16,400,000	15,826,000

		15,826,000
AUTO MANUFACTURERS—1.58%
General Motors Corp.
7.13%, 07/15/13(b)	16,400,000	12,617,750

		12,617,750
AUTO PARTS & EQUIPMENT—1.86%
Lear Corp.
8.75%, 12/01/16	16,400,000	14,872,750

		14,872,750
BEVERAGES—2.05%
Constellation Brands Inc.
7.25%, 05/15/17	16,400,000	16,395,900

		16,395,900
BUILDING MATERIALS—0.77%
Nortek Holdings Inc.
10.00%, 12/01/13(a)	6,150,000	6,121,710

		6,121,710
COAL—4.18%
Massey Energy Co.
6.88%, 12/15/13	16,810,000	16,473,800
Peabody Energy Corp.
7.38%, 11/01/16	16,400,000	16,892,000

		33,365,800
COMMERCIAL SERVICES—4.16%
ARAMARK Corp.
8.50%, 02/01/15	16,400,000	16,887,900
Hertz Corp. (The)
8.88%, 01/01/14	16,400,000	16,379,500

		33,267,400
COMPUTERS—2.11%
SunGard Data Systems Inc.
9.13%, 08/15/13	16,400,000	16,864,667

		16,864,667
DIVERSIFIED FINANCIAL SERVICES—3.32%
Ford Motor Credit Co. LLC
7.80%, 06/01/12	16,810,000	15,011,839

Idearc Inc.
8.00%, 11/15/16	16,400,000	11,507,333

		26,519,172
ELECTRIC—10.31%
AES Corp. (The)
8.00%, 10/15/17	16,400,000	16,543,500
Edison Mission Energy
7.00%, 05/15/17	16,810,000	16,473,800
Mirant North America LLC
7.38%, 12/31/13	16,400,000	16,609,406
NRG Energy Inc.
7.38%, 02/01/16	16,400,000	16,077,166
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15(a)	16,400,000	16,728,000

		82,431,872
ELECTRONICS—2.05%
NXP BV/NXP Funding LLC
7.88%, 10/15/14	16,810,000	16,389,750

		16,389,750
ENVIRONMENTAL CONTROL—2.04%
Allied Waste North America Inc.
6.88%, 06/01/17	16,400,000	16,277,000

		16,277,000
FOREST PRODUCTS & PAPER—2.02%
Georgia-Pacific Corp.
7.13%, 01/15/17(a)	16,400,000	16,154,000

		16,154,000
HEALTH CARE - SERVICES—8.38%
Community Health Systems Inc.
8.88%, 07/15/15	16,810,000	17,293,287
DaVita Inc.
7.25%, 03/15/15	16,400,000	16,010,500
HCA Inc.
9.25%, 11/15/16	16,400,000	17,302,000
Tenet Healthcare Corp.
9.88%, 07/01/14	16,400,000	16,359,000

		66,964,787
LODGING—3.60%
Harrah’s Operating Co. Inc.
10.75%, 02/01/16(a)	16,400,000	14,227,000
MGM MIRAGE
7.50%, 06/01/16	16,400,000	14,514,000

		28,741,000
MACHINERY—3.43%
Case New Holland Inc.
7.13%, 03/01/14	10,250,000	10,408,021
Terex Corp.
8.00%, 11/15/17	16,810,000	17,020,125

		27,428,146
MANUFACTURING—1.73%
RBS Global Inc./Rexnord LLC
9.50%, 08/01/14	13,940,000	13,800,600

		13,800,600

MEDIA—9.27%
CCH I LLC
11.00%, 10/01/15(b)	16,400,000	13,748,667
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
7.63%, 05/15/16(a)	16,400,000	16,276,196
EchoStar DBS Corp.
7.13%, 02/01/16	16,400,000	15,785,000
TL Acquisitions Inc.
10.50%, 01/15/15(a)	16,810,000	15,633,300
Umbrella Acquisition Inc.
9.75%, 03/15/15(a)(b)	16,400,000	12,669,000

		74,112,163
OIL & GAS—5.61%
Chesapeake Energy Corp.
7.25%, 12/15/18	16,400,000	16,277,000
OPTI Canada Inc.
8.25%, 12/15/14	13,120,000	13,438,816
Sabine Pass LNG LP
7.50%, 11/30/16	16,400,000	15,129,000

		44,844,816
PACKAGING & CONTAINERS—3.93%
Crown Americas LLC
7.75%, 11/15/15	16,400,000	17,189,250
Smurfit-Stone Container Enterprises Inc.
8.00%, 03/15/17	16,400,000	14,186,000

		31,375,250
PIPELINES—4.03%
Dynegy Holdings Inc.
7.75%, 06/01/19	16,400,000	15,621,000
El Paso Corp.
7.00%, 06/15/17	16,400,000	16,579,948

		32,200,948
RETAIL—5.59%
Dollar General Corp.
10.63%, 07/15/15(b)	16,810,000	16,389,750
Michaels Stores Inc.
10.00%, 11/01/14(b)	16,400,000	15,211,000
Rite Aid Corp.
9.50%, 06/15/17	16,400,000	13,038,000

		44,638,750
SEMICONDUCTORS—1.82%
Freescale Semiconductor Inc.
8.88%, 12/15/14	16,400,000	14,534,500

		14,534,500
SOFTWARE—1.84%
First Data Corp.
9.88%, 09/24/15(a)(b)	16,400,000	14,719,000

		14,719,000
TELECOMMUNICATIONS—8.14%
Intelsat (Bermuda) Ltd.
11.25%, 06/15/16	16,400,000	16,851,000
Level 3 Financing Inc.
9.25%, 11/01/14	16,400,000	15,354,500
West Corp.
9.50%, 10/15/14	16,810,000	15,885,450
Windstream Corp.
8.63%, 08/01/16	16,400,000	16,998,600

		65,089,550

TOTAL CORPORATE BONDS & NOTES
(Cost: $779,946,049)		776,459,281

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.03%

MONEY MARKET FUNDS—10.03%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.70%(c)(d)	5,485,827	5,485,827
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	74,653,338	74,653,338

		80,139,165

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,139,165)		80,139,165

TOTAL INVESTMENTS IN SECURITIES—107.19%
(Cost: $860,085,214)		856,598,446
Other Assets, Less Liabilities—(7.19)%		(57,451,588)

NET ASSETS—100.00%		$799,146,858

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® iBOXX $ INVESTMENT GRADE CORPORATE BOND FUND

May 31, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES—98.07%

AGRICULTURE—1.92%
Philip Morris International Inc.
4.88%, 05/16/13	$37,000,000	$36,527,734
5.65%, 05/16/18	37,000,000	36,190,386

		72,718,120
AUTO MANUFACTURERS—0.99%
DaimlerChrysler North America Holding Corp.
5.75%, 09/08/11	37,000,000	37,425,130

		37,425,130
BANKS—15.83%
American Express Bank FSB
5.55%, 10/17/12	42,550,000	42,214,466
American Express Centurion Bank
5.55%, 10/17/12	33,300,000	33,307,455
Bank of America Corp.
5.38%, 09/11/12	35,150,000	35,647,972
5.75%, 12/01/17	37,000,000	36,494,349
Barclays Bank PLC
5.45%, 09/12/12(a)	37,000,000	37,562,400
Capital One Financial Corp.
6.75%, 09/15/17	38,850,000	38,548,139
Credit Suisse New York
6.00%, 02/15/18	38,850,000	38,089,511
Deutsche Bank AG London
5.38%, 10/12/12	37,000,000	37,733,095
6.00%, 09/01/17	38,850,000	39,824,683
HSBC Holdings PLC
6.50%, 09/15/37	38,850,000	36,178,495
Royal Bank of Canada
5.65%, 07/20/11	37,000,000	38,428,930
Wachovia Bank N.A.
6.60%, 01/15/38	38,110,000	35,985,515
Wachovia Corp.
5.50%, 05/01/13	38,850,000	38,566,212
5.75%, 06/15/17(b)	37,000,000	36,152,207
Wells Fargo & Co.
5.25%, 10/23/12	38,850,000	39,427,084
5.63%, 12/11/17	35,150,000	34,974,738

		599,135,251
COMMERCIAL SERVICES—2.05%
R.R. Donnelley & Sons Co.
5.63%, 01/15/12	38,850,000	38,650,325
Western Union Co.
5.40%, 11/17/11	38,850,000	38,795,691

		77,446,016
COMPUTERS—2.04%
IBM International Group Capital LLC
5.05%, 10/22/12	38,850,000	39,512,746

International Business Machines Corp.
5.70%, 09/14/17	37,000,000	37,681,689

		77,194,435
DIVERSIFIED FINANCIAL SERVICES—27.07%
American Express Co.
6.15%, 08/28/17	38,850,000	38,625,700
American General Finance Corp.
6.90%, 12/15/17	38,850,000	37,106,451
Bear Stearns Companies Inc. (The)
6.40%, 10/02/17	37,000,000	36,944,643
6.95%, 08/10/12	37,000,000	38,696,521
CIT Group Inc.
7.63%, 11/30/12	37,000,000	33,485,000
Citigroup Inc.
5.30%, 10/17/12	37,000,000	36,581,391
6.13%, 11/21/17	37,000,000	36,618,345
6.88%, 03/05/38	37,000,000	37,028,200
Countrywide Financial Corp.
5.80%, 06/07/12	37,000,000	34,040,000
Credit Suisse (USA) Inc.
5.50%, 08/16/11	37,000,000	37,759,375
General Electric Capital Corp.
5.25%, 10/19/12	37,000,000	37,539,644
5.63%, 09/15/17	38,850,000	38,704,665
5.88%, 01/14/38	38,850,000	35,408,108
Goldman Sachs Group Inc. (The)
5.45%, 11/01/12	37,000,000	37,290,601
6.25%, 09/01/17	37,000,000	37,420,841
6.75%, 10/01/37	38,850,000	36,716,460
HSBC Finance Corp.
5.90%, 06/19/12(b)	37,000,000	37,291,157
International Lease Finance Corp.
5.30%, 05/01/12	37,000,000	35,834,938
JPMorgan Chase & Co.
5.38%, 10/01/12	37,000,000	37,576,333
6.00%, 01/15/18	37,000,000	36,971,436
JPMorgan Chase Capital XXV
6.80%, 10/01/37	38,850,000	35,428,162
Lehman Brothers Holdings Inc.
6.20%, 09/26/14	37,000,000	35,236,944
6.50%, 07/19/17	38,850,000	36,056,491
6.88%, 07/17/37	38,850,000	33,387,612
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	37,000,000	36,504,577
6.40%, 08/28/17	38,850,000	37,668,046
Morgan Stanley
5.95%, 12/28/17	37,000,000	35,013,470
6.00%, 04/28/15	38,850,000	37,930,291

		1,024,865,402
ELECTRIC—0.98%
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	38,850,000	37,236,336

		37,236,336
HEALTH CARE - PRODUCTS—3.16%
Johnson & Johnson
5.15%, 08/15/12	38,850,000	40,530,211
5.55%, 08/15/17	38,850,000	40,691,116
5.95%, 08/15/37	37,000,000	38,379,287

		119,600,614

HEALTH CARE - SERVICES—4.65%
UnitedHealth Group Inc.
4.88%, 02/15/13	37,000,000	35,582,983
6.00%, 02/15/18	37,000,000	35,930,655
6.88%, 02/15/38	37,000,000	35,487,239
WellPoint Inc.
5.88%, 06/15/17	37,000,000	36,082,299
6.38%, 06/15/37	37,000,000	33,032,413

		176,115,589
INSURANCE—1.06%
Berkshire Hathaway Inc.
5.13%, 09/15/12(b)	38,850,000	40,258,118

		40,258,118
MEDIA—7.88%
Comcast Corp.
6.30%, 11/15/17	37,000,000	37,082,510
6.95%, 08/15/37	38,850,000	39,492,654
Time Warner Cable Inc.
5.40%, 07/02/12	37,000,000	36,785,400
5.85%, 05/01/17	37,000,000	35,613,523
6.55%, 05/01/37	38,850,000	36,454,703
Time Warner Inc.
5.50%, 11/15/11	38,850,000	38,542,104
Viacom Inc.
5.75%, 04/30/11	37,000,000	37,155,474
6.88%, 04/30/36	38,850,000	37,110,686

		298,237,054
MINING—1.66%
BHP Billiton Finance (USA) Ltd.
5.13%, 03/29/12	38,850,000	39,295,804
5.40%, 03/29/17	24,050,000	23,400,650

		62,696,454
OIL & GAS—3.01%
Anadarko Petroleum Corp.
5.95%, 09/15/16	37,000,000	37,233,720
Shell International Finance BV
5.63%, 06/27/11	38,850,000	40,716,375
Valero Energy Corp.
6.63%, 06/15/37	38,850,000	36,013,582

		113,963,677
PHARMACEUTICALS—9.46%
Abbott Laboratories
5.15%, 11/30/12	37,000,000	38,004,831
5.60%, 11/30/17	38,850,000	39,114,180
6.15%, 11/30/37	37,000,000	36,927,147
AstraZeneca PLC
5.40%, 09/15/12	38,850,000	39,580,798
5.90%, 09/15/17	37,000,000	37,918,982
6.45%, 09/15/37	37,000,000	37,843,415
GlaxoSmithKline Capital Inc.
4.85%, 05/15/13	38,850,000	38,636,998
5.65%, 05/15/18	14,800,000	14,643,987
6.38%, 05/15/38	38,850,000	38,355,532
Wyeth
5.95%, 04/01/37	38,850,000	36,916,550

		357,942,420
REAL ESTATE INVESTMENT TRUSTS—0.87%
iStar Financial Inc.
5.95%, 10/15/13	37,000,000	32,867,992

		32,867,992

RETAIL—6.76%
CVS Caremark Corp.
5.75%, 06/01/17	38,850,000	38,356,625
Federated Retail Holdings Inc.
5.35%, 03/15/12	38,850,000	36,476,456
Home Depot Inc.
5.25%, 12/16/13	37,000,000	35,386,430
5.88%, 12/16/36	38,850,000	31,974,646
Wal-Mart Stores Inc.
5.00%, 04/05/12	37,000,000	38,088,403
5.38%, 04/05/17	37,000,000	37,660,790
6.50%, 08/15/37	37,000,000	37,950,530

		255,893,880
SOFTWARE—0.98%
Fiserv Inc.
6.13%, 11/20/12	37,000,000	37,126,984

		37,126,984
TELECOMMUNICATIONS—6.72%
AT&T Inc.
4.95%, 01/15/13	37,000,000	36,487,438
5.50%, 02/01/18	38,850,000	38,177,895
6.80%, 05/15/36	37,000,000	37,810,933
Telecom Italia Capital SA
4.95%, 09/30/14	37,000,000	34,035,190
7.20%, 07/18/36	38,850,000	36,991,584
Verizon Communications Inc.
4.35%, 02/15/13	38,850,000	38,080,753
6.40%, 02/15/38	33,300,000	32,692,941

		254,276,734
TRANSPORTATION—0.98%
United Parcel Service Inc.
4.50%, 01/15/13(b)	37,000,000	37,130,619

		37,130,619

TOTAL CORPORATE BONDS & NOTES
(Cost: $3,798,646,718)		3,712,130,825

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.63%

MONEY MARKET FUNDS—1.63%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.70%(a)(c)	16,146,096	16,146,096
BGI Cash Premier Fund LLC
2.74%(a)(c)(d)	45,651,700	45,651,700

		61,797,796

TOTAL SHORT-TERM INVESTMENTS
(Cost: $61,797,796)		61,797,796

TOTAL INVESTMENTS IN SECURITIES—99.70%
(Cost: $3,860,444,514)		3,773,928,621
Other Assets, Less Liabilities—0.30%		11,444,456

NET ASSETS—100.00%		$3,785,373,077

(a)	Affiliated issuer. See Note 2.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® JPMORGAN USD EMERGING MARKETS BOND FUND

May 31, 2008

Security	Principal	Value

SOVEREIGN BONDS & NOTES(a)—89.15%

ARGENTINA—2.83%
Argentina (Republic of)
1.33%, 12/31/38(b)	$2,100,000	$771,750
8.28%, 12/31/33(c)	1,494,331	1,217,879

		1,989,629
BRAZIL—10.85%
Brazil (Federative Republic of)
7.13%, 01/20/37	2,170,000	2,528,050
8.00%, 01/15/18	2,450,000	2,799,125
10.13%, 05/15/27	980,000	1,435,700
11.00%, 08/17/40	630,000	856,170

		7,619,045
BULGARIA—1.17%
Bulgaria (Republic of)
8.25%, 01/15/15	700,000	822,500

		822,500
CHILE—1.34%
Chile (Republic of)
5.50%, 01/15/13	910,000	940,309

		940,309
COLOMBIA—4.86%
Colombia (Republic of)
7.38%, 01/27/17	3,010,000	3,416,350

		3,416,350
ECUADOR—1.71%
Ecuador (Republic of)
10.00%, 08/15/30 Reg S	1,190,000	1,201,900

		1,201,900
EL SALVADOR—0.85%
El Salvador (Republic of)
7.65%, 06/15/35 Reg S	560,000	596,400

		596,400
GABON—1.49%
Gabon (Republic of)
8.20%, 12/12/17 Reg S	980,000	1,047,375

		1,047,375
INDONESIA—4.45%
Indonesia (Republic of)
6.63%, 02/17/37	1,190,000	1,026,375
6.88%, 03/19/17	2,100,000	2,100,000

		3,126,375
IRAQ—1.84%
Iraq (Republic of)
5.80%, 01/15/28 Reg S	1,750,000	1,295,000

		1,295,000

MALAYSIA—2.71%
Malaysia Government
7.50%, 07/15/11	1,750,000	1,901,340

		1,901,340
MEXICO—7.10%
United Mexican States
5.63%, 01/15/17	2,170,000	2,231,845
6.05%, 01/11/40	770,000	762,300
6.75%, 09/27/34	1,820,000	1,988,350

		4,982,495
PANAMA—1.36%
Panama (Republic of)
6.70%, 01/26/36	910,000	953,225

		953,225
PERU—4.67%
Peru (Republic of)
8.38%, 05/03/16	2,730,000	3,276,000

		3,276,000
PHILIPPINES—7.98%
Philippines (Republic of)
6.38%, 01/15/32	3,080,000	2,949,100
8.00%, 01/15/16	1,680,000	1,894,200
8.38%, 02/15/11	700,000	763,000

		5,606,300
RUSSIA—12.04%
Russian Federation
7.50%, 03/31/30 Reg S	7,446,600	8,454,063

		8,454,063
SOUTH AFRICA—3.96%
South Africa (Republic of)
7.38%, 04/25/12	2,590,000	2,777,775

		2,777,775
TURKEY—8.14%
Turkey (Republic of)
6.88%, 03/17/36	3,010,000	2,731,575
7.25%, 03/15/15	2,870,000	2,981,213

		5,712,788
UKRAINE—1.85%
Ukraine Government
7.65%, 06/11/13	1,260,000	1,302,525

		1,302,525
URUGUAY—3.15%
Uruguay (Republic of)
7.63%, 03/21/36	2,100,000	2,215,500

		2,215,500
VENEZUELA—4.80%
Venezuela (Republic of)
5.75%, 02/26/16	1,540,000	1,208,900
9.25%, 09/15/27	2,310,000	2,159,850

		3,368,750

TOTAL SOVEREIGN BONDS & NOTES
(Cost: $62,733,498)		62,605,644

Security	Principal	Value

QUASI-SOVEREIGN BONDS & NOTES(a)—8.41%

CHINA—2.83%
China Development Bank
5.00%, 10/15/15	2,030,000	1,987,177

		1,987,177
MALAYSIA—2.80%
Petronas Capital Ltd.
7.00%, 05/22/12 Reg S	1,820,000	1,967,282

		1,967,282
MEXICO—1.30%
Pemex Project Funding Master Trust
6.63%, 06/15/35	910,000	913,458

		913,458
VENEZUELA—1.48%
Petroleos de Venezuela SA
5.38%, 04/12/27	1,820,000	1,041,040

		1,041,040

TOTAL QUASI-SOVEREIGN BONDS & NOTES
(Cost: $5,992,074)		5,908,957

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.52%

MONEY MARKET FUNDS—0.52%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.70%(d)(e)	361,591	361,591

		361,591

TOTAL SHORT-TERM INVESTMENTS
(Cost: $361,591)		361,591

TOTAL INVESTMENTS IN SECURITIES—98.08%
(Cost: $69,087,163)		68,876,192
Other Assets, Less Liabilities—1.92%		1,349,478

NET ASSETS—100.00%		$70,225,670

(a)	Investments are denominated in U.S. dollars.
(b)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(c)	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 1-3 YEAR CREDIT BOND FUND

May 31, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES—93.98%

AUTO MANUFACTURERS—2.01%
Daimler Finance North America LLC
5.88%, 03/15/11	$6,450,000	$6,553,090
DaimlerChrysler North America Holding Corp.
7.20%, 09/01/09	2,150,000	2,215,962

		8,769,052
BANKS—20.45%
Asia Development Bank
4.38%, 09/17/10	4,300,000	4,396,673
Bank of America Corp.
4.50%, 08/01/10	9,030,000	9,106,149
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
8.40%, 04/15/10	5,375,000	5,728,286
Bank One Corp.
7.88%, 08/01/10	4,300,000	4,565,240
Deutsche Bank AG London
5.00%, 10/12/10	3,655,000	3,712,815
HSBC Holdings PLC
7.50%, 07/15/09	6,020,000	6,189,269
KfW
3.25%, 02/15/11	10,750,000	10,707,215
KfW Series G
5.00%, 06/01/10	13,115,000	13,566,418
Korea Development Bank
4.75%, 07/20/09	2,150,000	2,157,268
Landwirtschaftliche Rentenbank
3.63%, 10/20/09	3,870,000	3,904,056
Oesterreichische Kontrollbank AG
4.25%, 10/06/10	3,010,000	3,082,722
Royal Bank of Canada
4.13%, 01/26/10	4,300,000	4,292,201
UBS Preferred Funding Trust I
8.62%, 10/01/10	2,150,000	2,171,357
Wachovia Bank N.A.
7.80%, 08/18/10	3,010,000	3,194,796
Wachovia Capital Trust III
5.80%, 03/15/11	2,365,000	1,797,400
Wells Fargo & Co.
4.20%, 01/15/10	8,170,000	8,209,540
Wells Fargo Bank N.A.
6.45%, 02/01/11	2,150,000	2,265,926

		89,047,331
BEVERAGES—0.55%
Diageo Capital PLC
4.38%, 05/03/10	2,365,000	2,379,581

		2,379,581

BIOTECHNOLOGY—0.24%
Amgen Inc.
4.00%, 11/18/09	1,075,000	1,066,898

		1,066,898
CHEMICALS—1.08%
Dow Chemical Co. (The)
6.13%, 02/01/11	2,365,000	2,445,027
E.I. du Pont de Nemours and Co.
6.88%, 10/15/09	2,150,000	2,239,308

		4,684,335
COMMERCIAL SERVICES—0.34%
R.R. Donnelley & Sons Co.
4.95%, 05/15/10	1,505,000	1,499,792

		1,499,792
COMPUTERS—0.50%
International Business Machines Corp.
4.25%, 09/15/09	2,150,000	2,174,475

		2,174,475
COSMETICS & PERSONAL CARE—0.77%
Procter & Gamble Co. (The)
6.88%, 09/15/09	3,225,000	3,350,952

		3,350,952
DIVERSIFIED FINANCIAL SERVICES—29.01%
American Express Credit Corp.
5.00%, 12/02/10	3,225,000	3,225,979
Bear Stearns Companies Inc. (The)
4.50%, 10/28/10	4,085,000	4,040,218
Boeing Capital Corp.
7.38%, 09/27/10	3,225,000	3,475,959
Capital One Bank
5.75%, 09/15/10	1,075,000	1,077,473
Caterpillar Financial Services Corp.
4.30%, 06/01/10	3,010,000	3,025,072
4.50%, 06/15/09	2,150,000	2,156,739
CIT Group Inc.
5.60%, 04/27/11	4,085,000	3,492,675
Citigroup Inc.
4.63%, 08/03/10	2,150,000	2,151,549
6.50%, 01/18/11	6,880,000	7,112,819
Countrywide Home Loans Inc.
4.13%, 09/15/09	3,870,000	3,599,100
Credit Suisse First Boston USA Inc.
4.88%, 08/15/10	5,590,000	5,634,715
Eksportfinans ASA
4.38%, 07/15/09	6,450,000	6,537,591
General Electric Capital Corp.
4.88%, 10/21/10	9,030,000	9,200,338
5.25%, 10/27/09	6,450,000	6,560,043
Goldman Sachs Group Inc. (The)
6.88%, 01/15/11	7,095,000	7,398,907
HSBC Finance Corp.
4.13%, 11/16/09(a)	2,795,000	2,776,939
5.25%, 01/14/11	4,300,000	4,293,947
International Lease Finance Corp.
5.45%, 03/24/11	8,170,000	7,971,020
JPMorgan Chase & Co.
6.75%, 02/01/11	2,795,000	2,925,697
Lehman Brothers Holdings Inc.
4.50%, 07/26/10	3,440,000	3,347,979
5.00%, 01/14/11	1,720,000	1,652,438

Merrill Lynch & Co. Inc.
4.25%, 02/08/10	4,730,000	4,625,551
Morgan Stanley
4.00%, 01/15/10	3,440,000	3,384,941
5.05%, 01/21/11	3,010,000	2,972,904
6.75%, 04/15/11	2,580,000	2,660,547
National Rural Utilities Cooperative Finance Corp.
5.75%, 08/28/09	2,580,000	2,621,851
SLM Corp.
5.45%, 04/25/11	1,935,000	1,760,850
Svensk Exportkredit AB
4.50%, 09/27/10	9,460,000	9,646,079
Textron Financial Corp.
6.00%, 11/20/09	4,300,000	4,394,524
Toyota Motor Credit Corp.
4.25%, 03/15/10	2,580,000	2,604,808

		126,329,252
ELECTRIC—2.11%
FPL Group Capital Inc.
7.38%, 06/01/09	2,150,000	2,212,191
Pacific Gas and Electric Co.
4.20%, 03/01/11	2,580,000	2,523,809
PSEG Power LLC
7.75%, 04/15/11	1,290,000	1,365,825
TECO Energy Inc.
7.20%, 05/01/11	1,505,000	1,577,270
Wisconsin Energy Corp.
6.50%, 04/01/11	1,470,000	1,521,345

		9,200,440
FOOD—2.23%
Kraft Foods Inc.
4.13%, 11/12/09	4,300,000	4,248,764
Safeway Inc.
7.50%, 09/15/09	2,150,000	2,225,937
Unilever Capital Corp.
7.13%, 11/01/10	3,010,000	3,229,025

		9,703,726
GAS—0.94%
KeySpan Corp.
7.63%, 11/15/10	2,150,000	2,289,717
Sempra Energy
7.95%, 03/01/10	1,720,000	1,820,487

		4,110,204
HAND & MACHINE TOOLS—0.16%
Stanley Works Capital Trust I (The)
5.90%, 12/01/10	860,000	696,600

		696,600
HEALTH CARE - SERVICES—0.49%
WellPoint Inc.
5.00%, 01/15/11	2,150,000	2,123,652

		2,123,652
INSURANCE—3.04%
Allstate Corp. (The)
7.20%, 12/01/09	2,150,000	2,232,132
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	6,450,000	6,519,242

Genworth Financial Inc.
4.75%, 06/15/09	3,010,000	2,990,813
ING Capital Funding Trust III
8.44%, 12/31/10	1,505,000	1,515,223

		13,257,410
MANUFACTURING—0.42%
Honeywell International Inc.
7.50%, 03/01/10	1,720,000	1,827,013

		1,827,013
MEDIA—2.67%
Comcast Cable Communications Inc.
6.75%, 01/30/11	1,505,000	1,554,425
6.88%, 06/15/09	3,225,000	3,312,160
Cox Communications Inc.
4.63%, 01/15/10	3,225,000	3,211,814
Time Warner Inc.
6.75%, 04/15/11	1,290,000	1,314,866
Viacom Inc.
7.70%, 07/30/10	2,150,000	2,250,069

		11,643,334
MULTI-NATIONAL—6.62%
European Investment Bank
2.63%, 05/16/11	8,600,000	8,423,270
4.00%, 03/03/10	14,405,000	14,666,162
4.63%, 09/15/10	1,290,000	1,334,518
Nordic Investment Bank
4.50%, 09/13/10	4,300,000	4,419,712

		28,843,662
OIL & GAS—2.83%
Anadarko Finance Co.
6.75%, 05/01/11	2,100,000	2,189,474
BP Capital Markets PLC
4.88%, 03/15/10	2,150,000	2,195,588
ConocoPhillips
8.75%, 05/25/10	4,300,000	4,704,038
Enterprise Products Operating LP Series B
4.63%, 10/15/09	3,225,000	3,215,863

		12,304,963
OIL & GAS SERVICES—0.66%
Halliburton Co.
5.50%, 10/15/10	2,795,000	2,870,557

		2,870,557
PHARMACEUTICALS—0.88%
Abbott Laboratories
5.60%, 05/15/11	1,935,000	2,014,667
Wyeth
6.95%, 03/15/11	1,720,000	1,810,442

		3,825,109
PIPELINES—0.97%
CenterPoint Energy Resources Corp.
7.75%, 02/15/11	1,505,000	1,582,860
Duke Capital LLC
7.50%, 10/01/09	1,290,000	1,330,350
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	1,290,000	1,320,802

		4,234,012

REAL ESTATE INVESTMENT TRUSTS—0.49%
ProLogis
5.25%, 11/15/10	2,150,000	2,135,957

		2,135,957
RETAIL—3.89%
CVS Caremark Corp.
4.00%, 09/15/09	1,290,000	1,281,353
Home Depot Inc.
3.75%, 09/15/09	1,720,000	1,687,375
5.20%, 03/01/11	1,290,000	1,267,080
Target Corp.
6.35%, 01/15/11	2,150,000	2,226,995
Tricon Global Restaurants Inc.
8.88%, 04/15/11	1,680,000	1,823,666
Wal-Mart Stores Inc.
4.13%, 02/15/11	8,600,000	8,636,597

		16,923,066
SAVINGS & LOANS—0.28%
Washington Mutual Inc.
4.20%, 01/15/10	1,290,000	1,202,925

		1,202,925
SOFTWARE—0.65%
Oracle Corp.
5.00%, 01/15/11	2,795,000	2,842,500

		2,842,500
TELECOMMUNICATIONS—9.70%
AT&T Wireless Services Inc.
7.88%, 03/01/11	3,225,000	3,459,611
British Telecom PLC
8.63%, 12/15/10	90,000	97,269
Cisco Systems Inc.
5.25%, 02/22/11	3,010,000	3,086,037
Deutsche Telekom International Finance AG
8.00%, 06/15/10	4,945,000	5,257,019
France Telecom SA
7.75%, 03/01/11	3,225,000	3,453,656
GTE California Inc.
6.70%, 09/01/09	2,150,000	2,199,124
SBC Communications Inc.
4.13%, 09/15/09	8,600,000	8,608,994
Telecom Italia Capital SA
4.00%, 01/15/10	2,150,000	2,115,588
Telefonica Europe BV
7.75%, 09/15/10	3,440,000	3,646,642
Telefonos de Mexico SAB de CV
4.75%, 01/27/10	2,150,000	2,158,406
Verizon Global Funding Corp.
7.25%, 12/01/10	3,440,000	3,659,926
Vodafone Group PLC
7.75%, 02/15/10	4,300,000	4,509,439

		42,251,711

TOTAL CORPORATE BONDS & NOTES
(Cost: $410,394,642)		409,298,509

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(b)—3.15%
Ontario (Province of)
2.75%, 02/22/11	4,730,000	4,620,756
Quebec (Province of)
6.13%, 01/22/11	2,795,000	2,936,752
United Mexican States
8.38%, 01/14/11	2,150,000	2,383,812
9.88%, 02/01/10	3,440,000	3,779,597

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $13,872,293)		13,720,917

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.80%

MONEY MARKET FUNDS—1.80%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.70%(c)(d)	2,212,875	2,212,875
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	5,612,030	5,612,030

		7,824,905

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,824,905)		7,824,905

TOTAL INVESTMENTS IN SECURITIES—98.93%
(Cost: $432,091,840)		430,844,331
Other Assets, Less Liabilities—1.07%		4,673,365

NET ASSETS—100.00%		$435,517,696

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Investments are denominated in U.S. dollars.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 1-3 YEAR TREASURY BOND FUND

May 31, 2008

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.54%

U.S. Treasury Notes
1.75%, 03/31/10(a)	$18,445,000	$18,174,227
2.00%, 02/28/10	402,535,000	398,775,331
2.13%, 01/31/10(a)	233,275,000	231,709,729
3.13%, 11/30/09(a)	219,170,000	221,249,934
3.25%, 12/31/09(a)	222,425,000	224,996,229
3.38%, 09/15/09(a)	286,440,000	289,997,576
3.38%, 10/15/09(a)	106,330,000	107,729,305
3.50%, 08/15/09(a)	274,505,000	278,098,265
3.50%, 12/15/09(a)	108,500,000	110,169,816
3.63%, 07/15/09(a)	197,470,000	200,432,050
3.63%, 10/31/09(a)	315,735,000	321,039,373
3.63%, 01/15/10(a)	200,725,000	204,348,072
3.88%, 05/15/09(a)	206,150,000	209,306,138
3.88%, 05/15/10(a)	220,255,000	225,618,187
3.88%, 07/15/10(a)	419,895,000	430,497,324
3.88%, 09/15/10(a)	101,990,000	104,640,719
4.00%, 06/15/09(a)	299,460,000	304,805,373
4.00%, 03/15/10(a)	195,300,000	200,297,707
4.00%, 04/15/10(a)	174,685,000	179,207,590
4.13%, 08/15/10(a)	101,990,000	105,067,036
4.25%, 10/15/10(a)	130,200,000	134,954,904
4.25%, 01/15/11(a)	217,000,000	225,428,287
4.38%, 12/15/10(a)	217,000,000	225,560,665
4.50%, 05/15/10(a)	584,815,000	605,611,021
4.50%, 11/15/10(a)	173,600,000	180,846,071
4.50%, 02/28/11(a)	149,730,000	156,244,749
4.63%, 11/15/09(a)	325,500,000	335,557,937
4.75%, 02/15/10(a)	434,000,000	450,131,793
4.75%, 03/31/11(a)	154,070,000	161,970,719
4.88%, 05/15/09(a)	379,750,000	389,008,347
4.88%, 06/30/09(a)	160,580,000	164,946,161
4.88%, 08/15/09(a)	607,600,000	625,688,282
5.00%, 02/15/11(a)	238,700,000	252,461,053
5.75%, 08/15/10(a)	103,075,000	109,732,614
6.00%, 08/15/09	233,275,000	243,189,188
6.50%, 02/15/10(a)	215,915,000	229,921,406

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,755,229,132)		8,857,413,178

Security	Shares	Value

SHORT-TERM INVESTMENTS—46.08%

MONEY MARKET FUNDS—46.08%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.70%(b)(c)	44,449,840	44,449,840
BGI Cash Premier Fund LLC
2.74%(b)(c)(d)	4,097,183,585	4,097,183,585

		4,141,633,425

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,141,633,425)		4,141,633,425

TOTAL INVESTMENTS IN SECURITIES—144.62%
(Cost: $12,896,862,557)		12,999,046,603
Other Assets, Less Liabilities—(44.62)%		(4,010,656,805)

NET ASSETS—100.00%		$8,988,389,798

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 3-7 YEAR TREASURY BOND FUND

May 31, 2008

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.63%

U.S. Treasury Notes
4.00%, 02/15/15(a)	$41,000,000	$41,864,281
4.25%, 09/30/12(a)	56,949,000	59,180,266
4.25%, 08/15/14(a)	51,373,000	53,277,398
4.25%, 11/15/14(a)	22,263,000	23,115,228
4.63%, 08/31/11	36,859,000	38,613,858
4.63%, 07/31/12(a)	20,828,000	21,933,550
4.75%, 05/31/12(a)	9,963,000	10,525,112
4.75%, 05/15/14(a)	25,379,000	27,068,228
4.88%, 07/31/11(a)	80,155,000	84,559,519
4.88%, 02/15/12	65,518,000	69,425,486

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $434,150,536)		429,562,926

Security	Shares	Value

SHORT-TERM INVESTMENTS—46.08%

MONEY MARKET FUNDS—46.08%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.70%(b)(c)	1,180,794	1,180,794
BGI Cash Premier Fund LLC
2.74%(b)(c)(d)	199,540,483	199,540,483

		200,721,277

TOTAL SHORT-TERM INVESTMENTS
(Cost: $200,721,277)		200,721,277

TOTAL INVESTMENTS IN SECURITIES—144.71%
(Cost: $634,871,813)		630,284,203
Other Assets, Less Liabilities—(44.71)%		(194,740,384)

NET ASSETS—100.00%		$435,543,819

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 7-10 YEAR TREASURY BOND FUND

May 31, 2008

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.80%

U.S. Treasury Bonds
7.25%, 05/15/16	$72,371,000	$88,706,576
9.25%, 02/15/16(a)	117,200,000	159,346,291
9.88%, 11/15/15(a)	111,340,000	154,842,771
U.S. Treasury Notes
3.50%, 02/15/18(a)	113,684,000	108,711,461
3.88%, 05/15/18	108,117,000	106,630,391
4.25%, 08/15/15(a)	117,786,000	121,301,913
4.25%, 11/15/17(a)	117,200,000	118,970,894
4.50%, 11/15/15(a)	126,576,000	132,170,657
4.50%, 02/15/16(a)	120,130,000	125,362,866
4.50%, 05/15/17(a)	258,133,000	267,196,055
4.63%, 11/15/16(a)	191,036,000	200,125,499
4.63%, 02/15/17(a)	239,381,000	250,251,291
4.75%, 08/15/17(a)	264,579,000	278,644,046
4.88%, 08/15/16(a)	258,719,000	275,416,730
5.13%, 05/15/16(a)	128,334,000	138,885,611

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $2,498,870,453)		2,526,563,052

Security	Shares	Value

SHORT-TERM INVESTMENTS—46.75%

MONEY MARKET FUNDS—46.75%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.70%(b)(c)	29,830,634	29,830,634
BGI Cash Premier Fund LLC
2.74%(b)(c)(d)	1,165,510,659	1,165,510,659

		1,195,341,293

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,195,341,293)		1,195,341,293

TOTAL INVESTMENTS IN SECURITIES—145.55%
(Cost: $3,694,211,746)		3,721,904,345
Other Assets, Less Liabilities—(45.55)%		(1,164,748,511)

NET ASSETS—100.00%		$2,557,155,834

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 10-20 YEAR TREASURY BOND FUND

May 31, 2008

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.41%

U.S. Treasury Bonds
6.00%, 02/15/26(a)	$10,180,000	$11,735,809
6.13%, 11/15/27(a)	5,450,000	6,419,610
6.25%, 08/15/23(a)	4,200,000	4,938,948
6.50%, 11/15/26	9,370,000	11,421,749
7.50%, 11/15/24	5,000,000	6,634,400
7.63%, 02/15/25(a)	6,370,000	8,553,254
7.88%, 02/15/21	14,300,000	18,939,636
8.00%, 11/15/21(a)	8,550,000	11,509,583
8.88%, 02/15/19(a)	15,820,000	21,989,008

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $105,073,563)		102,141,997

Security	Shares	Value

SHORT-TERM INVESTMENTS—43.38%

MONEY MARKET FUNDS—43.38%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.70%(b)(c)	961,627	961,627
BGI Cash Premier Fund LLC
2.74%(b)(c)(d)	44,070,337	44,070,337

		45,031,964

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,031,964)		45,031,964

TOTAL INVESTMENTS IN SECURITIES—141.79%
(Cost: $150,105,527)		147,173,961
Other Assets, Less Liabilities—(41.79)%		(43,380,292)

NET ASSETS—100.00%		$103,793,669

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN 20+ YEAR TREASURY BOND FUND

May 31, 2008

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.53%

U.S. Treasury Bonds
4.38%, 02/15/38(a)	$125,048,000	$118,560,505
4.50%, 02/15/36(a)	294,784,000	285,857,940
4.75%, 02/15/37(a)	223,832,000	225,750,262
5.00%, 05/15/37(a)	184,436,000	193,545,314
5.25%, 11/15/28(a)	83,300,000	88,873,605
5.25%, 02/15/29	118,972,000	126,903,854
5.38%, 02/15/31(a)	188,944,000	206,296,628
5.50%, 08/15/28(a)	118,776,000	130,470,677
6.13%, 08/15/29(a)	115,052,000	136,497,684
6.25%, 05/15/30(a)	191,492,000	231,870,001

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $1,833,162,043)		1,744,626,470

Security	Shares	Value

SHORT-TERM INVESTMENTS—38.90%

MONEY MARKET FUNDS—38.90%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.70%(b)(c)	12,779,466	12,779,466
BGI Cash Premier Fund LLC
2.74%(b)(c)(d)	675,983,874	675,983,874

		688,763,340

TOTAL SHORT-TERM INVESTMENTS
(Cost: $688,763,340)		688,763,340

TOTAL INVESTMENTS IN SECURITIES—137.43%
(Cost: $2,521,925,383)		2,433,389,810
Other Assets, Less Liabilities—(37.43)%		(662,725,507)

NET ASSETS—100.00%		$1,770,664,303

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN AGGREGATE BOND FUND

May 31, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES—24.39%

AEROSPACE & DEFENSE—0.25%
United Technologies Corp.
4.38%, 05/01/10	$22,425,000	$22,665,989

		22,665,989
AGRICULTURE—0.10%
Reynolds American Inc.
6.75%, 06/15/17	8,970,000	8,913,505

		8,913,505
AUTO MANUFACTURERS—0.26%
DaimlerChrysler North America Holding Corp.
7.30%, 01/15/12	22,425,000	23,621,347

		23,621,347
BANKS—3.82%
Bank of America Corp.
4.50%, 08/01/10	44,850,000	45,228,213
4.88%, 01/15/13	22,425,000	22,258,578
6.00%, 09/01/17	17,940,000	17,882,719
Capital One Financial Corp.
6.15%, 09/01/16	22,425,000	19,896,258
Deutsche Bank AG London
6.00%, 09/01/17	13,455,000	13,698,114
HSBC Holdings PLC
6.50%, 09/15/37	8,970,000	8,375,170
JPMorgan Chase Bank N.A.
5.88%, 06/13/16	22,425,000	22,326,728
KfW
4.25%, 06/15/10	44,850,000	45,828,623
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	17,940,000	18,355,911
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	22,425,000	21,433,261
US Bank N.A.
4.95%, 10/30/14	22,425,000	21,890,128
Wachovia Corp.
5.25%, 08/01/14	44,850,000	43,146,890
Wells Fargo & Co.
4.88%, 01/12/11	22,425,000	22,736,430
5.00%, 11/15/14	22,425,000	21,710,895

		344,767,918
BEVERAGES—0.34%
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	8,970,000	10,864,420
Diageo Finance BV
5.30%, 10/28/15	13,455,000	13,217,034
Pepsi Bottling Group Inc.
7.00%, 03/01/29	6,279,000	6,909,702

		30,991,156

BUILDING MATERIALS—0.09%
CRH America Inc.
6.00%, 09/30/16	8,970,000	8,386,333

		8,386,333
CHEMICALS—0.10%
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	8,970,000	8,912,584

		8,912,584
COMPUTERS—0.35%
International Business Machines Corp.
4.25%, 09/15/09	22,425,000	22,680,280
5.70%, 09/14/17	8,970,000	9,102,179

		31,782,459
COSMETICS & PERSONAL CARE—0.10%
Procter & Gamble Co. (The)
5.55%, 03/05/37	8,970,000	8,565,040

		8,565,040
DIVERSIFIED FINANCIAL SERVICES—7.46%
American Express Co.
4.88%, 07/15/13	22,425,000	21,799,782
6.80%, 09/01/16	9,867,000	9,333,935
American General Finance Corp.
5.38%, 10/01/12	44,850,000	42,713,839
Ameriprise Financial Inc.
5.35%, 11/15/10	22,425,000	22,533,337
Bear Stearns Companies Inc. (The)
6.95%, 08/10/12	8,073,000	8,441,921
7.25%, 02/01/18	7,176,000	7,639,589
Boeing Capital Corp.
5.80%, 01/15/13	22,425,000	23,479,827
Caterpillar Financial Services Corp.
4.30%, 06/01/10	4,485,000	4,507,458
CIT Group Funding Co. of Canada
4.65%, 07/01/10	13,455,000	11,504,025
Citigroup Capital XXI
8.30%, 12/21/37	4,485,000	4,442,482
Citigroup Inc.
6.00%, 02/21/12	76,245,000	77,746,969
Countrywide Home Loans Inc.
4.00%, 03/22/11	13,455,000	12,109,500
Credit Suisse First Boston USA Inc.
7.13%, 07/15/32	22,425,000	23,454,478
General Electric Capital Corp.
5.88%, 02/15/12	22,425,000	23,228,255
6.75%, 03/15/32	22,425,000	22,724,593
7.38%, 01/19/10(a)	22,425,000	23,577,043
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	44,850,000	43,095,693
6.75%, 10/01/37	8,970,000	8,440,801
Household Finance Corp.
6.38%, 11/27/12	44,850,000	46,291,933
HSBC Finance Corp.
5.50%, 01/19/16	22,425,000	21,686,015
International Lease Finance Corp.
5.75%, 06/15/11	22,425,000	22,084,507
John Deere Capital Corp.
7.00%, 03/15/12	22,425,000	24,149,071
JPMorgan Chase & Co.
5.75%, 01/02/13	22,425,000	22,824,730

Lehman Brothers Holdings Inc.
4.50%, 07/26/10	13,455,000	13,095,074
5.50%, 04/04/16	13,455,000	12,142,947
Merrill Lynch & Co. Inc.
5.00%, 01/15/15	24,219,000	21,990,833
6.88%, 04/25/18	8,970,000	8,799,977
Morgan Stanley
5.05%, 01/21/11	22,425,000	22,148,626
5.30%, 03/01/13	44,850,000	43,915,911
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	13,455,000	14,309,029
SLM Corp.
5.38%, 05/15/14	9,867,000	8,386,950

		672,599,130
ELECTRIC—1.52%
Constellation Energy Group Inc.
4.55%, 06/15/15	13,455,000	12,030,627
Dominion Resources Inc.
5.15%, 07/15/15	22,425,000	21,653,809
Duke Capital LLC
6.25%, 02/15/13	22,425,000	22,689,929
Exelon Generation Co. LLC
5.35%, 01/15/14	8,970,000	8,593,974
FirstEnergy Corp.
7.38%, 11/15/31	8,970,000	9,640,126
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	13,455,000	12,998,540
Pacific Gas and Electric Co.
6.05%, 03/01/34	17,940,000	17,180,093
Progress Energy Inc.
7.10%, 03/01/11	22,425,000	23,527,189
TXU Electric Delivery Co.
7.00%, 09/01/22	8,970,000	8,666,246

		136,980,533
FOOD—0.55%
Kraft Foods Inc.
6.50%, 08/11/17	29,601,000	29,609,546
Kroger Co. (The)
5.50%, 02/01/13	8,970,000	9,022,110
Unilever Capital Corp.
5.90%, 11/15/32	11,661,000	11,242,377

		49,874,033
FOREST PRODUCTS & PAPER—0.15%
Weyerhaeuser Co.
7.38%, 03/15/32	13,455,000	13,214,170

		13,214,170
HEALTH CARE - SERVICES—0.23%
UnitedHealth Group Inc.
4.88%, 03/15/15	13,455,000	12,447,088
WellPoint Inc.
5.25%, 01/15/16	8,970,000	8,419,538

		20,866,626
HOLDING COMPANIES - DIVERSIFIED—0.04%
Capmark Financial Group Inc.
6.30%, 05/10/17	4,485,000	3,274,050

		3,274,050
INSURANCE—1.14%
Allstate Corp. (The)
5.55%, 05/09/35	8,970,000	7,606,034

American International Group Inc.
6.25%, 03/15/37	8,970,000	7,265,413
Genworth Financial Inc.
5.75%, 06/15/14	22,425,000	21,874,030
Lincoln National Corp.
7.00%, 05/17/16	13,455,000	12,199,930
Marsh & McLennan Companies Inc.
5.75%, 09/15/15	22,425,000	22,038,617
MetLife Inc.
5.00%, 06/15/15	22,425,000	21,658,146
Prudential Financial Inc.
5.10%, 09/20/14	4,485,000	4,310,775
Travelers Companies Inc. (The)
6.25%, 03/15/37	6,279,000	5,470,454

		102,423,399
MANUFACTURING—0.49%
General Electric Co.
5.25%, 12/06/17	44,850,000	43,884,869

		43,884,869
MEDIA—0.99%
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	22,425,000	24,850,088
Comcast Corp.
6.45%, 03/15/37	8,970,000	8,622,085
News America Inc.
6.20%, 12/15/34	13,455,000	12,567,731
Time Warner Cable Inc.
6.55%, 05/01/37	8,970,000	8,380,940
Time Warner Inc.
7.70%, 05/01/32	13,455,000	14,110,940
Viacom Inc.
6.25%, 04/30/16	11,661,000	11,521,655
7.88%, 07/30/30	8,970,000	9,293,350

		89,346,789
MINING—0.35%
Alcoa Inc.
6.00%, 01/15/12	13,455,000	13,563,470
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	8,970,000	8,817,594
Vale Overseas Ltd.
6.88%, 11/21/36	8,970,000	8,923,715

		31,304,779
MULTI-NATIONAL—0.76%
European Investment Bank
4.63%, 05/15/14(a)	44,850,000	46,106,250
Inter-American Development Bank
4.38%, 09/20/12	8,970,000	9,178,732
International Bank for Reconstruction & Development
4.13%, 08/12/09	13,455,000	13,664,091

		68,949,073
OIL & GAS—1.07%
Anadarko Petroleum Corp.
5.95%, 09/15/16	22,425,000	22,577,114
Apache Corp.
5.25%, 04/15/13	6,279,000	6,330,723
Canadian Natural Resources Ltd.
5.70%, 05/15/17	8,970,000	8,788,992

ConocoPhillips
5.90%, 10/15/32	22,425,000	22,176,319
Enterprise Products Operating LP
5.60%, 10/15/14	13,455,000	13,072,749
Hess Corp.
6.65%, 08/15/11	22,425,000	23,401,269

		96,347,166
PHARMACEUTICALS—0.64%
Abbott Laboratories
5.88%, 05/15/16	8,970,000	9,263,421
AmerisourceBergen Corp.
5.88%, 09/15/15	13,455,000	13,321,119
AstraZeneca PLC
6.45%, 09/15/37	8,970,000	9,139,996
Bristol-Myers Squibb Co.
5.88%, 11/15/36	8,970,000	8,371,424
Eli Lilly and Co.
5.55%, 03/15/37	8,970,000	8,262,332
Wyeth
5.50%, 02/01/14	8,970,000	9,080,625

		57,438,917
PIPELINES—0.20%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	8,970,000	9,184,182
6.95%, 01/15/38	8,970,000	8,928,369

		18,112,551
REAL ESTATE INVESTMENT TRUSTS—0.42%
Boston Properties LP
6.25%, 01/15/13	22,425,000	22,731,506
iStar Financial Inc.
5.88%, 03/15/16	8,073,000	6,942,780
Simon Property Group LP
5.10%, 06/15/15	8,970,000	8,344,079

		38,018,365
RETAIL—0.97%
CVS Caremark Corp.
6.30%, 06/01/12	8,970,000	7,669,350
Federated Department Stores Inc.
6.63%, 04/01/11	8,970,000	8,905,084
Home Depot Inc.
5.40%, 03/01/16	22,425,000	20,946,997
Target Corp.
7.00%, 01/15/38	17,940,000	18,659,594
Wal-Mart Stores Inc.
4.55%, 05/01/13	22,425,000	22,467,611
6.50%, 08/15/37	8,970,000	9,163,021

		87,811,657
SAVINGS & LOANS—0.03%
Washington Mutual Inc.
5.25%, 09/15/17	3,588,000	2,995,980

		2,995,980
SOFTWARE—0.15%
Oracle Corp.
5.25%, 01/15/16	13,455,000	13,293,061

		13,293,061
TELECOMMUNICATIONS—1.65%
AT&T Wireless Services Inc.
7.88%, 03/01/11	10,764,000	11,547,046

BellSouth Corp.
6.00%, 11/15/34(a)	22,425,000	20,655,937
Cisco Systems Inc.
5.25%, 02/22/11	8,970,000	9,196,596
Deutsche Telekom International Finance AG
8.75%, 06/15/30	8,970,000	10,676,481
Embarq Corp.
7.08%, 06/01/16	13,455,000	13,086,687
Qwest Corp.
8.88%, 03/15/12	8,970,000	9,418,499
SBC Communications Inc.
5.88%, 02/01/12	22,425,000	23,068,897
Telecom Italia Capital SA
4.00%, 01/15/10	13,455,000	13,239,645
Verizon Global Funding Corp.
7.75%, 12/01/30	22,425,000	24,761,398
Vodafone Group PLC
5.63%, 02/27/17	13,455,000	13,209,200

		148,860,386
TRANSPORTATION—0.17%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	4,485,000	4,233,140
CSX Corp.
6.00%, 10/01/36	13,455,000	11,390,603

		15,623,743

TOTAL CORPORATE BONDS & NOTES
(Cost: $2,242,035,577)		2,199,825,608

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES (b)—1.36%
Italy (Republic of)
5.25%, 09/20/16	22,425,000	23,425,826
6.00%, 02/22/11	22,425,000	23,672,591
Quebec (Province of)
7.50%, 09/15/29	22,425,000	28,383,536
United Mexican States
5.63%, 01/15/17(a)	22,425,000	23,056,712
6.38%, 01/16/13	13,455,000	14,380,839
6.75%, 09/27/34	8,970,000	9,832,824

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $120,620,401)		122,752,328

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.23%

ILLINOIS—0.23%
Illinois State
5.10%, 06/01/33(a)	22,425,000	20,842,916

		20,842,916

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $21,485,892)		20,842,916

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—72.82%

MORTGAGE-BACKED SECURITIES—37.01%
Federal Home Loan Mortgage Corp.
4.50%, 06/01/23(c)	144,417,000	140,107,055
5.00%, 06/01/23(c)	137,241,000	136,340,356
5.00%, 06/01/38(c)	459,264,000	443,548,560
5.50%, 06/01/23(c)	159,666,000	161,187,817
5.50%, 06/01/38(c)	341,757,000	339,354,021
6.00%, 06/01/38(c)	235,911,000	239,265,360
Federal National Mortgage Association
4.50%, 06/01/23(c)	144,417,000	140,355,272
5.00%, 06/01/23(c)	150,696,000	149,824,789
5.50%, 06/01/23(c)	95,082,000	96,062,533
5.50%, 06/01/38(c)	480,792,000	477,261,184
5.56%, 02/01/36	31,734,415	32,380,740
6.00%, 06/01/38(c)	348,036,000	352,658,353
6.50%, 06/01/38(c)	304,980,000	314,462,972
Government National Mortgage Association
5.00%, 06/01/38(c)	130,065,000	126,752,407
5.50%, 06/01/38(c)	117,507,000	117,488,640
6.00%, 06/01/38(c)	69,966,000	71,212,269

		3,338,262,328
U.S. GOVERNMENT AGENCY OBLIGATIONS—9.81%
Federal Home Loan Mortgage Corp.
3.25%, 02/25/11(a)	94,185,000	93,735,747
4.50%, 01/15/13(a)	183,885,000	187,559,997
4.88%, 11/18/11(a)	76,245,000	79,149,225
6.25%, 07/15/32(a)	112,125,000	127,513,215
Federal National Mortgage Association
5.00%, 04/15/15	58,305,000	60,232,138
5.00%, 05/11/17(a)	84,318,000	86,724,866
7.25%, 01/15/10(a)	235,014,000	250,379,803

		885,294,991
U.S. GOVERNMENT OBLIGATIONS—26.00%
U.S. Treasury Bonds
4.38%, 02/15/38(a)	95,082,000	90,149,142
5.00%, 05/15/37(a)	69,966,000	73,421,628
6.25%, 05/15/30(a)	69,069,000	83,632,889
7.50%, 11/15/16(a)	59,202,000	73,766,283
7.63%, 02/15/25(a)	122,889,000	165,007,978
8.13%, 08/15/19(a)	143,520,000	190,996,419
U.S. Treasury Notes
3.50%, 02/15/10(a)	278,967,000	283,441,619
3.63%, 10/31/09(a)	421,590,000	428,672,746
4.00%, 09/30/09(a)	243,087,000	248,099,444
4.50%, 05/15/10(a)	248,469,000	257,304,558
4.75%, 05/15/14(a)	174,018,000	185,600,648
6.00%, 08/15/09(a)	253,851,000	264,639,667

		2,344,733,021

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $6,564,600,999)		6,568,290,340

Security	Shares	Value

SHORT-TERM INVESTMENTS—71.66%

MONEY MARKET FUNDS—71.66%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.70%(d)(e)	3,367,080,072	3,367,080,072
BGI Cash Premier Fund LLC
2.74%(d)(e)(f)	3,096,448,185	3,096,448,185

		6,463,528,257

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,463,528,257)		6,463,528,257

TOTAL INVESTMENTS IN SECURITIES—170.46%
(Cost: $15,412,271,126)		15,375,239,449
Other Assets, Less Liabilities—(70.46)%		(6,355,346,612)

NET ASSETS—100.00%		$9,019,892,837

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Investments are denominated in U.S. dollars.
(c)	To-be-announced (TBA). See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN CREDIT BOND FUND

May 31, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES—92.59%

AEROSPACE & DEFENSE—0.45%
Lockheed Martin Corp.
6.15%, 09/01/36	$140,000	$138,386
United Technologies Corp.
6.05%, 06/01/36	175,000	169,582

		307,968
AGRICULTURE—0.23%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	105,000	91,351
Reynolds American Inc.
7.25%, 06/15/37	70,000	69,691

		161,042
AUTO MANUFACTURERS—1.05%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	700,000	725,989

		725,989
BANKS—13.37%
BAC Capital Trust XI
6.63%, 05/23/36	350,000	336,610
Bank of America Corp.
4.50%, 08/01/10	595,000	600,018
4.88%, 01/15/13	350,000	347,403
5.75%, 12/01/17	350,000	342,645
BB&T Capital Trust II
6.75%, 06/07/36	140,000	125,003
Capital One Financial Corp.
5.70%, 09/15/11	350,000	340,224
Deutsche Bank AG London
5.38%, 10/12/12	350,000	355,674
HSBC Bank USA Inc.
3.88%, 09/15/09	700,000	697,688
HSBC Holdings PLC
6.50%, 09/15/37	245,000	228,753
KfW
4.25%, 06/15/10	175,000	178,818
5.13%, 03/14/16	1,050,000	1,096,315
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	350,000	358,114
National City Corp.
4.90%, 01/15/15	140,000	114,100
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	700,000	669,043
US Bank N.A.
4.80%, 04/15/15	700,000	672,461
Wachovia Bank N.A.
4.88%, 02/01/15	350,000	329,624
Wachovia Capital Trust III
5.80%, 03/15/11	140,000	106,400

Wachovia Corp.
5.30%, 10/15/11	525,000	525,676
Wells Fargo & Co.
4.20%, 01/15/10	350,000	351,694
4.88%, 01/12/11	1,400,000	1,419,443

		9,195,706
BEVERAGES—0.86%
Anheuser-Busch Companies Inc.
6.45%, 09/01/37	140,000	141,340
Coca-Cola Enterprises Inc.
8.50%, 02/01/22	105,000	127,175
Diageo Capital PLC
5.88%, 09/30/36	140,000	130,318
Pepsi Bottling Group Inc.
7.00%, 03/01/29	175,000	192,578

		591,411
BIOTECHNOLOGY—0.37%
Amgen Inc.
4.00%, 11/18/09	182,000	180,628
Genentech Inc.
5.25%, 07/15/35	84,000	75,747

		256,375
BUILDING MATERIALS—0.48%
CRH America Inc.
5.30%, 10/15/13	350,000	329,701

		329,701
CHEMICALS—0.78%
Dow Chemical Co. (The)
6.00%, 10/01/12	385,000	396,695
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	140,000	139,104

		535,799
COMMERCIAL SERVICES—0.40%
McKesson Corp.
5.70%, 03/01/17	105,000	102,911
Western Union Co.
5.40%, 11/17/11	175,000	175,511

		278,422
COMPUTERS—0.67%
International Business Machines Corp.
4.75%, 11/29/12	455,000	458,556

		458,556
COSMETICS & PERSONAL CARE—0.12%
Procter & Gamble Co. (The)
5.55%, 03/05/37	84,000	80,208

		80,208
DIVERSIFIED FINANCIAL SERVICES—21.86%
American Express Co.
6.80%, 09/01/16	140,000	132,436
American Express Credit Corp.
5.00%, 12/02/10	490,000	490,149
American General Finance Corp.
5.38%, 10/01/12	700,000	666,660
Associates Corp. of North America
6.95%, 11/01/18	525,000	550,987

Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	140,000	138,812
5.70%, 11/15/14	350,000	342,718
Boeing Capital Corp.
6.10%, 03/01/11	245,000	255,299
CIT Group Inc.
5.85%, 09/15/16	420,000	340,200
Citigroup Inc.
4.13%, 02/22/10	525,000	521,850
6.00%, 10/31/33	525,000	449,989
Countrywide Financial Corp.
5.80%, 06/07/12	210,000	195,300
Credit Suisse (USA) Inc.
5.38%, 03/02/16	385,000	370,356
General Electric Capital Corp.
5.00%, 01/08/16	1,050,000	1,021,234
6.75%, 03/15/32	490,000	496,546
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	532,000	511,191
6.35%, 02/15/34	350,000	301,124
6.75%, 10/01/37	525,000	494,027
HSBC Finance Corp.
5.50%, 01/19/16	875,000	846,166
International Lease Finance Corp.
5.63%, 09/20/13	315,000	297,303
John Deere Capital Corp.
7.00%, 03/15/12	245,000	263,836
JPMorgan Chase & Co.
5.75%, 01/02/13	945,000	961,845
JPMorgan Chase Capital XV
5.88%, 03/15/35	560,000	464,565
Lehman Brothers Holdings Inc.
4.50%, 07/26/10	560,000	545,020
5.50%, 04/04/16	350,000	315,870
6.88%, 07/17/37	280,000	243,576
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	455,000	427,997
6.40%, 08/28/17	630,000	606,824
Morgan Stanley
4.00%, 01/15/10	350,000	344,398
5.75%, 10/18/16	700,000	671,044
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	532,000	565,768
SLM Corp.
5.38%, 05/15/14	280,000	238,000
Svensk Exportkredit AB
4.50%, 09/27/10	420,000	428,261
Toyota Motor Credit Corp.
4.25%, 03/15/10	532,000	537,115

		15,036,466
ELECTRIC—6.60%
American Electric Power Co. Inc. Series C
5.38%, 03/15/10	175,000	176,582
Consolidated Edison Co. of New York Inc.
6.30%, 08/15/37	140,000	135,693
Constellation Energy Group Inc.
4.55%, 06/15/15	266,000	237,841
Dominion Resources Inc.
5.15%, 07/15/15	532,000	513,705
Duke Capital LLC
6.25%, 02/15/13	266,000	269,142

Duke Energy Corp.
6.25%, 01/15/12	175,000	181,242
Exelon Corp.
4.90%, 06/15/15	280,000	258,820
Exelon Generation Co. LLC
5.35%, 01/15/14	266,000	254,849
FirstEnergy Corp.
7.38%, 11/15/31	350,000	376,148
FPL Group Capital Inc.
5.63%, 09/01/11	175,000	180,580
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	350,000	338,126
Pacific Gas and Electric Co.
4.80%, 03/01/14	637,000	618,456
Progress Energy Inc.
7.10%, 03/01/11	532,000	558,148
Southern California Edison Co.
6.00%, 01/15/34	280,000	273,310
TXU Electric Delivery Co.
7.00%, 09/01/22	175,000	169,074

		4,541,716
ENVIRONMENTAL CONTROL—0.10%
Waste Management Inc.
7.00%, 07/15/28	70,000	69,349

		69,349
FOOD—1.93%
Kellogg Co. Series B
7.45%, 04/01/31	210,000	235,258
Kraft Foods Inc.
6.00%, 02/11/13	350,000	352,724
Kroger Co. (The)
5.50%, 02/01/13	175,000	176,017
Safeway Inc.
7.50%, 09/15/09	350,000	362,362
Unilever Capital Corp.
5.90%, 11/15/32	210,000	202,461

		1,328,822
FOREST PRODUCTS & PAPER—0.25%
Weyerhaeuser Co.
7.38%, 03/15/32	175,000	171,868

		171,868
HEALTH CARE - PRODUCTS—0.53%
Johnson & Johnson
5.15%, 08/15/12	350,000	366,029

		366,029
HEALTH CARE - SERVICES—1.01%
UnitedHealth Group Inc.
5.80%, 03/15/36	168,000	139,776
WellPoint Inc.
5.00%, 01/15/11	560,000	553,137

		692,913
HOLDING COMPANIES - DIVERSIFIED—0.07%
Capmark Financial Group Inc.
6.30%, 05/10/17	70,000	51,100

		51,100

HOUSEHOLD PRODUCTS & WARES—0.26%
Fortune Brands Inc.
5.13%, 01/15/11	182,000	178,798

		178,798
INSURANCE—4.50%
Allstate Corp. (The)
5.55%, 05/09/35	350,000	296,779
American International Group Inc.
4.70%, 10/01/10	350,000	346,277
8.18%, 05/15/38(a)	280,000	275,950
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	595,000	601,387
Genworth Financial Inc.
6.15%, 11/15/16	175,000	141,048
ING Capital Funding Trust III
8.44%, 12/31/10	105,000	105,713
Lincoln National Corp.
7.00%, 05/17/16	175,000	158,676
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	350,000	347,096
MetLife Inc.
5.00%, 06/15/15	700,000	676,063
Prudential Financial Inc.
5.70%, 12/14/36	175,000	148,257

		3,097,246
MACHINERY—1.04%
Caterpillar Inc.
5.70%, 08/15/16	700,000	713,989

		713,989
MANUFACTURING—0.80%
General Electric Co.
5.25%, 12/06/17	560,000	547,949

		547,949
MEDIA—5.20%
AOL Time Warner Inc.
6.88%, 05/01/12	280,000	287,384
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	532,000	589,532
Comcast Corp.
6.45%, 03/15/37	350,000	336,425
Cox Communications Inc.
4.63%, 01/15/10	280,000	278,855
News America Inc.
5.30%, 12/15/14	532,000	519,260
Time Warner Cable Inc.
6.55%, 05/01/37	105,000	98,105
Time Warner Inc.
7.70%, 05/01/32	350,000	367,063
Viacom Inc.
6.25%, 04/30/16	175,000	172,909
7.88%, 07/30/30	350,000	362,617
Walt Disney Co. (The)
6.38%, 03/01/12	532,000	564,033

		3,576,183
MINING—1.39%
Alcoa Inc.
5.55%, 02/01/17	105,000	99,163
5.95%, 02/01/37	105,000	89,870

BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	532,000	522,961
Vale Overseas Ltd.
6.25%, 01/23/17	245,000	246,698

		958,692
MULTI-NATIONAL—3.96%
European Investment Bank
5.13%, 05/30/17	1,050,000	1,105,419
Inter-American Development Bank
5.13%, 09/13/16	525,000	553,303
International Bank for Reconstruction & Development
4.13%, 08/12/09	1,050,000	1,066,317

		2,725,039
OFFICE & BUSINESS EQUIPMENT—0.53%
Xerox Corp.
6.88%, 08/15/11	350,000	361,795

		361,795
OIL & GAS—4.63%
Amerada Hess Corp.
7.13%, 03/15/33	84,000	90,559
Anadarko Petroleum Corp.
5.95%, 09/15/16	350,000	352,374
Apache Corp.
5.25%, 04/15/13	175,000	176,442
Canadian Natural Resources Ltd.
6.25%, 03/15/38	105,000	98,714
ConocoPhillips Holding Co.
6.95%, 04/15/29	700,000	775,255
Devon Energy Corp.
7.95%, 04/15/32	350,000	416,543
EnCana Corp.
6.50%, 02/01/38	210,000	204,929
Enterprise Products Operating LP
5.60%, 10/15/14	385,000	374,062
Nexen Inc.
6.40%, 05/15/37	105,000	99,250
Pemex Project Funding Master Trust
6.63%, 06/15/35	350,000	353,010
Valero Energy Corp.
7.50%, 04/15/32	175,000	176,212
XTO Energy Inc.
6.10%, 04/01/36	70,000	64,837

		3,182,187
OIL & GAS SERVICES—0.16%
Weatherford International Inc.
6.35%, 06/15/17	105,000	108,687

		108,687
PHARMACEUTICALS—2.98%
Abbott Laboratories
5.88%, 05/15/16	175,000	180,724
AmerisourceBergen Corp.
5.88%, 09/15/15	175,000	173,259
AstraZeneca PLC
5.90%, 09/15/17	280,000	286,522
Bristol-Myers Squibb Co.
5.88%, 11/15/36	175,000	163,322

Eli Lilly and Co.
5.55%, 03/15/37	140,000	128,955
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	420,000	416,021
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	175,000	165,315
Wyeth
5.50%, 02/01/14	532,000	538,561

		2,052,679
PIPELINES—1.20%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	245,000	230,294
6.75%, 03/15/11	105,000	107,507
ONEOK Partners LP
6.65%, 10/01/36	105,000	98,811
Southern Natural Gas Co.
5.90%, 04/01/17(a)	140,000	134,916
TransCanada PipeLines Ltd.
6.20%, 10/15/37	280,000	254,257

		825,785
REAL ESTATE—0.38%
ERP Operating LP
5.75%, 06/15/17	280,000	261,376

		261,376
REAL ESTATE INVESTMENT TRUSTS—0.61%
iStar Financial Inc.
5.88%, 03/15/16	112,000	96,320
ProLogis
5.63%, 11/15/16	175,000	161,468
Simon Property Group LP
5.10%, 06/15/15	175,000	162,789

		420,577
RETAIL—2.92%
Costco Wholesale Corp.
5.50%, 03/15/17	140,000	139,563
CVS Caremark Corp.
6.13%, 08/15/16	105,000	106,209
Federated Retail Holdings Inc.
5.90%, 12/01/16	350,000	314,373
Home Depot Inc.
5.40%, 03/01/16	350,000	326,932
Target Corp.
6.35%, 11/01/32	280,000	268,720
Wal-Mart Stores Inc.
4.55%, 05/01/13	700,000	701,330
5.25%, 09/01/35	175,000	150,459

		2,007,586
SAVINGS & LOANS—0.21%
Washington Mutual Inc.
5.25%, 09/15/17	175,000	146,125

		146,125
SOFTWARE—0.50%
Oracle Corp.
5.25%, 01/15/16	350,000	345,788

		345,788

TELECOMMUNICATIONS—8.71%
AT&T Inc.
6.30%, 01/15/38	105,000	101,619
AT&T Wireless Services Inc.
7.88%, 03/01/11	700,000	750,923
BellSouth Corp.
6.00%, 11/15/34	350,000	322,389
British Telecom PLC
9.13%, 12/15/30	140,000	171,884
Cisco Systems Inc.
5.50%, 02/22/16	182,000	184,336
Deutsche Telekom International Finance AG
8.00%, 06/15/10	455,000	483,710
8.75%, 06/15/30	105,000	124,976
Embarq Corp.
7.08%, 06/01/16	350,000	340,419
France Telecom SA
8.50%, 03/01/31	350,000	435,601
Qwest Corp.
6.88%, 09/15/33	35,000	29,750
8.88%, 03/15/12	140,000	147,000
Rogers Wireless Inc.
6.38%, 03/01/14	105,000	104,892
SBC Communications Inc.
5.88%, 02/01/12	700,000	720,099
Telecom Italia Capital SA
4.00%, 01/15/10	490,000	482,157
Telefonica Europe BV
8.25%, 09/15/30	350,000	403,920
Verizon Communications Inc.
5.55%, 02/15/16	350,000	349,015
Verizon Global Funding Corp.
7.25%, 12/01/10	525,000	558,564
Vodafone Group PLC
5.75%, 03/15/16	280,000	278,344

		5,989,598
TEXTILES—0.49%
Mohawk Industries Inc.
6.13%, 01/15/16	350,000	337,219

		337,219
TRANSPORTATION—0.99%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	245,000	231,242
CSX Corp.
6.75%, 03/15/11	350,000	359,262
Norfolk Southern Corp.
7.05%, 05/01/37	84,000	89,566

		680,070

TOTAL CORPORATE BONDS & NOTES
(Cost: $64,531,878)		63,696,808

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(b)—4.22%
Hydro-Quebec
8.05%, 07/07/24	154,000	194,882
Italy (Republic of)
6.00%, 02/22/11	875,000	923,680

Quebec (Province of)
5.00%, 03/01/16	350,000	357,094
7.50%, 09/15/29	350,000	442,998
United Mexican States
6.38%, 01/16/13	532,000	568,607
7.50%, 04/08/33	350,000	416,475

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $2,859,029)		2,903,736

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.95%

ILLINOIS—0.95%
Illinois State
5.10%, 06/01/33	700,000	650,615

		650,615

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $660,077)		650,615

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.74%

MONEY MARKET FUNDS—0.74%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.70%(c)(d)	508,744	508,744

		508,744

TOTAL SHORT-TERM INVESTMENTS
(Cost: $508,744)		508,744

TOTAL INVESTMENTS IN SECURITIES—98.50%
(Cost: $68,559,728)		67,759,903
Other Assets, Less Liabilities—1.50%		1,032,741

NET ASSETS—100.00%		$68,792,644

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Investments are denominated in U.S. dollars.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN GOVERNMENT/CREDIT BOND FUND

May 31, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES—40.39%

AEROSPACE & DEFENSE—0.19%
Lockheed Martin Corp.
6.15%, 09/01/36	$60,000	$59,308
United Technologies Corp.
6.05%, 06/01/36	60,000	58,142

		117,450
AGRICULTURE—0.10%
Archer-Daniels-Midland Co.
5.38%, 09/15/35	36,000	31,320
Reynolds American Inc.
7.25%, 06/15/37	30,000	29,867

		61,187
AUTO MANUFACTURERS—0.41%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	240,000	248,910

		248,910
BANKS—4.98%
BAC Capital Trust XI
6.63%, 05/23/36	120,000	115,409
Bank of America Corp.
4.50%, 08/01/10	474,000	477,997
4.88%, 01/15/13	120,000	119,109
Capital One Financial Corp.
5.70%, 09/15/11	120,000	116,648
Deutsche Bank AG London
6.00%, 09/01/17	120,000	122,168
HSBC Holdings PLC
6.50%, 05/02/36	120,000	112,864
KfW
4.25%, 06/15/10	60,000	61,309
5.13%, 03/14/16	360,000	375,880
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	120,000	122,782
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	240,000	229,386
US Bank N.A.
4.80%, 04/15/15	240,000	230,558
Wachovia Corp.
5.30%, 10/15/11	180,000	180,232
5.75%, 06/15/17	300,000	292,900
Wells Fargo & Co.
4.88%, 01/12/11	474,000	480,583

		3,037,825
BEVERAGES—0.50%
Coca-Cola Co. (The)
5.35%, 11/15/17	150,000	150,061

Coca-Cola Enterprises Inc.
8.50%, 02/01/22	36,000	43,603
Diageo Capital PLC
5.88%, 09/30/36	48,000	44,681
Pepsi Bottling Group Inc.
7.00%, 03/01/29	60,000	66,027

		304,372
BIOTECHNOLOGY—0.10%
Amgen Inc.
4.00%, 11/18/09	60,000	59,548

		59,548
BUILDING MATERIALS—0.19%
CRH America Inc.
5.30%, 10/15/13	120,000	113,040

		113,040
CHEMICALS—0.48%
Dow Chemical Co. (The)
6.00%, 10/01/12	240,000	247,291
E.I. du Pont de Nemours and Co.
5.25%, 12/15/16	48,000	47,693

		294,984
COMMERCIAL SERVICES—0.16%
McKesson Corp.
5.70%, 03/01/17	36,000	35,284
Western Union Co.
5.40%, 11/17/11	60,000	60,175

		95,459
COMPUTERS—0.20%
International Business Machines Corp.
4.75%, 11/29/12	120,000	120,938

		120,938
COSMETICS & PERSONAL CARE—0.05%
Procter & Gamble Co. (The)
5.55%, 03/05/37	30,000	28,646

		28,646
DIVERSIFIED FINANCIAL SERVICES—9.49%
American Express Co.
6.80%, 09/01/16	48,000	45,407
8.15%, 03/19/38	180,000	204,829
American General Finance Corp.
5.38%, 10/01/12	360,000	342,854
Associates Corp. of North America
6.95%, 11/01/18	180,000	188,910
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	120,000	117,503
CIT Group Inc.
5.40%, 02/13/12	180,000	152,100
Citigroup Inc.
4.13%, 02/22/10	240,000	238,560
6.00%, 10/31/33	120,000	102,855
Countrywide Financial Corp.
5.80%, 06/07/12	60,000	55,800
Credit Suisse (USA) Inc.
5.38%, 03/02/16	132,000	126,979
General Electric Capital Corp.
4.13%, 09/01/09	360,000	360,800
5.63%, 09/15/17	180,000	179,097

5.88%, 01/14/38	120,000	109,654
6.75%, 03/15/32	168,000	170,244
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	174,000	167,194
6.35%, 02/15/34	120,000	103,242
6.75%, 10/01/37	300,000	282,301
6.88%, 01/15/11	360,000	375,420
HSBC Finance Corp.
5.50%, 01/19/16	300,000	290,114
International Lease Finance Corp.
5.63%, 09/20/13	102,000	96,270
John Deere Capital Corp.
7.00%, 03/15/12	90,000	96,919
JPMorgan Chase & Co.
5.38%, 10/01/12	180,000	182,758
5.75%, 01/02/13	180,000	183,209
JPMorgan Chase Capital XV
5.88%, 03/15/35	270,000	223,987
Lehman Brothers Holdings Inc.
4.50%, 07/26/10	138,000	134,308
5.50%, 04/04/16	174,000	157,033
Merrill Lynch & Co. Inc.
6.05%, 08/15/12	120,000	118,434
6.40%, 08/28/17	180,000	173,378
Morgan Stanley
5.05%, 01/21/11	120,000	118,521
5.75%, 10/18/16	240,000	230,072
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	174,000	185,044
SLM Corp.
5.38%, 05/15/14	120,000	102,000
Toyota Motor Credit Corp.
4.25%, 03/15/10	174,000	175,673

		5,791,469
ELECTRIC—2.52%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	180,000	180,065
Constellation Energy Group Inc.
4.55%, 06/15/15	90,000	80,472
Dominion Resources Inc.
5.15%, 07/15/15	174,000	168,016
Duke Capital LLC
6.25%, 02/15/13	90,000	91,063
Duke Energy Corp.
6.25%, 01/15/12	60,000	62,140
Exelon Corp.
4.90%, 06/15/15	96,000	88,738
Exelon Generation Co. LLC
5.35%, 01/15/14	90,000	86,227
FirstEnergy Corp.
7.38%, 11/15/31	120,000	128,965
FPL Group Capital Inc.
5.63%, 09/01/11	60,000	61,913
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	120,000	115,929
Pacific Gas and Electric Co.
4.80%, 03/01/14	108,000	104,856
Progress Energy Inc.
7.10%, 03/01/11	174,000	182,552
PSEG Power LLC
8.63%, 04/15/31	36,000	44,114

Southern California Edison Co.
6.00%, 01/15/34	84,000	81,993
TXU Electric Delivery Co.
7.00%, 09/01/22	60,000	57,968

		1,535,011
ENVIRONMENTAL CONTROL—0.04%
Waste Management Inc.
7.00%, 07/15/28	24,000	23,777

		23,777
FOOD—0.67%
Kraft Foods Inc.
6.25%, 06/01/12	120,000	122,521
Kroger Co. (The)
5.50%, 02/01/13	60,000	60,349
Safeway Inc.
7.50%, 09/15/09	108,000	111,815
Unilever Capital Corp.
5.90%, 11/15/32	120,000	115,692

		410,377
FOREST PRODUCTS & PAPER—0.19%
Weyerhaeuser Co.
7.38%, 03/15/32	120,000	117,852

		117,852
GAS—0.05%
ONEOK Inc.
6.00%, 06/15/35	36,000	30,936

		30,936
HEALTH CARE - SERVICES—0.35%
UnitedHealth Group Inc.
5.80%, 03/15/36	30,000	24,960
WellPoint Inc.
5.00%, 01/15/11	192,000	189,647

		214,607
HOUSEHOLD PRODUCTS & WARES—0.35%
Fortune Brands Inc.
5.13%, 01/15/11	60,000	58,944
Kimberly-Clark Corp.
6.13%, 08/01/17	150,000	156,732

		215,676
INSURANCE—1.26%
Allstate Corp. (The)
5.55%, 05/09/35	120,000	101,753
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	120,000	117,377
Genworth Financial Inc.
6.15%, 11/15/16	120,000	96,719
Lincoln National Corp.
7.00%, 05/17/16	60,000	54,403
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	120,000	119,004
MetLife Inc.
5.00%, 06/15/15	240,000	231,793
Prudential Financial Inc.
5.70%, 12/14/36	60,000	50,831

		771,880

MACHINERY—0.40%
Caterpillar Inc.
5.70%, 08/15/16	240,000	244,796

		244,796
MANUFACTURING—0.40%
General Electric Co.
5.00%, 02/01/13	240,000	240,918

		240,918
MEDIA—1.98%
AOL Time Warner Inc.
6.88%, 05/01/12	96,000	98,532
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	174,000	192,817
Comcast Corp.
6.45%, 03/15/37	120,000	115,346
Cox Communications Inc.
4.63%, 01/15/10	96,000	95,608
News America Inc.
5.30%, 12/15/14	174,000	169,833
Time Warner Cable Inc.
6.55%, 05/01/37	48,000	44,848
Time Warner Inc.
7.70%, 05/01/32	120,000	125,850
Viacom Inc.
6.25%, 04/30/16	60,000	59,283
7.88%, 07/30/30	120,000	124,326
Walt Disney Co. (The)
6.38%, 03/01/12	174,000	184,477

		1,210,920
MINING—1.18%
Alcoa Inc.
5.55%, 02/01/17	36,000	33,999
5.95%, 02/01/37	36,000	30,813
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	174,000	171,044
Freeport-McMoRan Copper & Gold Inc.
8.38%, 04/01/17	360,000	390,600
Vale Overseas Ltd.
6.25%, 01/23/17	90,000	90,624

		717,080
MULTI-NATIONAL—4.09%
European Investment Bank
2.63%, 05/16/11	1,200,000	1,175,340
4.63%, 05/15/14(a)	360,000	370,084
Inter-American Development Bank
5.13%, 09/13/16	180,000	189,704
International Bank for Reconstruction & Development
4.13%, 08/12/09	750,000	761,655

		2,496,783
OFFICE & BUSINESS EQUIPMENT—0.20%
Xerox Corp.
6.88%, 08/15/11	120,000	124,044

		124,044

OIL & GAS—1.77%
Amerada Hess Corp.
7.13%, 03/15/33	30,000	32,342
Anadarko Petroleum Corp.
5.95%, 09/15/16	120,000	120,814
Apache Corp.
5.25%, 04/15/13	60,000	60,494
Canadian Natural Resources Ltd.
6.25%, 03/15/38	36,000	33,845
ConocoPhillips Holding Co.
6.95%, 04/15/29	240,000	265,802
Devon Energy Corp.
7.95%, 04/15/32	120,000	142,815
Enterprise Products Operating LP
5.60%, 10/15/14	132,000	128,250
Pemex Project Funding Master Trust
6.63%, 06/15/35	120,000	121,032
Valero Energy Corp.
7.50%, 04/15/32	60,000	60,415
XTO Energy Inc.
6.38%, 06/15/38	120,000	115,188

		1,080,997
PHARMACEUTICALS—1.20%
Abbott Laboratories
5.60%, 05/15/11	150,000	156,176
5.88%, 05/15/16	60,000	61,963
AmerisourceBergen Corp.
5.88%, 09/15/15	60,000	59,403
AstraZeneca PLC
5.40%, 09/15/12	120,000	122,389
Bristol-Myers Squibb Co.
5.88%, 11/15/36	60,000	55,996
Eli Lilly and Co.
5.55%, 03/15/37	48,000	44,213
Teva Pharmaceutical Finance LLC
6.15%, 02/01/36	60,000	56,680
Wyeth
5.50%, 02/01/14	174,000	176,146

		732,966
PIPELINES—0.18%
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	84,000	78,958
6.75%, 03/15/11	30,000	30,716

		109,674
REAL ESTATE INVESTMENT TRUSTS—0.68%
iStar Financial Inc.
5.88%, 03/15/16	72,000	61,920
ProLogis
5.63%, 11/15/16	60,000	55,361
Simon Property Group LP
5.60%, 09/01/11	300,000	298,166

		415,447
RETAIL—1.75%
Costco Wholesale Corp.
5.50%, 03/15/17	48,000	47,850
CVS Caremark Corp.
6.13%, 08/15/16	36,000	36,415
Federated Retail Holdings Inc.
5.90%, 12/01/16	120,000	107,785
Home Depot Inc.
5.40%, 03/01/16	120,000	112,091
5.88%, 12/16/36	150,000	123,936

Target Corp.
7.00%, 01/15/38	180,000	187,220
Wal-Mart Stores Inc.
4.55%, 05/01/13	450,000	450,855

		1,066,152
SAVINGS & LOANS—0.04%
Washington Mutual Inc.
5.25%, 09/15/17	30,000	25,050

		25,050
SOFTWARE—0.19%
Oracle Corp.
5.25%, 01/15/16	120,000	118,556

		118,556
TELECOMMUNICATIONS—3.42%
AT&T Wireless Services Inc.
7.88%, 03/01/11	240,000	257,459
BellSouth Corp.
6.00%, 11/15/34	120,000	110,533
British Telecom PLC
9.13%, 12/15/30	48,000	58,932
Cisco Systems Inc.
5.50%, 02/22/16	60,000	60,770
Deutsche Telekom International Finance AG
8.00%, 06/15/10	150,000	159,465
8.75%, 06/15/30	36,000	42,849
Embarq Corp.
7.08%, 06/01/16	120,000	116,715
France Telecom SA
8.50%, 03/01/31	120,000	149,349
Qwest Corp.
6.88%, 09/15/33	18,000	15,300
8.88%, 03/15/12	48,000	50,400
Rogers Wireless Inc.
6.38%, 03/01/14	36,000	35,963
SBC Communications Inc.
5.88%, 02/01/12	240,000	246,891
Sprint Capital Corp.
7.63%, 01/30/11	10,000	9,700
Telecom Italia Capital SA
4.00%, 01/15/10	240,000	236,159
Telefonica Europe BV
8.25%, 09/15/30	120,000	138,487
Verizon Communications Inc.
5.55%, 02/15/16	120,000	119,662
Verizon Global Funding Corp.
7.25%, 12/01/10	174,000	185,124
Vodafone Group PLC
5.75%, 03/15/16	96,000	95,432

		2,089,190
TEXTILES—0.19%
Mohawk Industries Inc.
6.13%, 01/15/16	120,000	115,618

		115,618
TRANSPORTATION—0.44%
Burlington Northern Santa Fe Corp.
6.15%, 05/01/37	120,000	113,261

CSX Corp.
6.75%, 03/15/11	120,000	123,175
Norfolk Southern Corp.
7.05%, 05/01/37	30,000	31,988

		268,424

TOTAL CORPORATE BONDS & NOTES
(Cost: $25,009,873)		24,650,559

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(b)—2.03%
Italy (Republic of)
6.00%, 02/22/11	600,000	633,380
Quebec (Province of)
5.00%, 03/01/16	120,000	122,432
7.50%, 09/15/29	120,000	151,885
United Mexican States
6.38%, 01/16/13	174,000	185,973
7.50%, 04/08/33	120,000	142,792

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $1,227,562)		1,236,462

Security	Principal	Value

MUNICIPAL DEBT OBLIGATIONS—0.36%

ILLINOIS—0.36%
Illinois State
5.10%, 06/01/33	240,000	223,068

		223,068

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $229,266)		223,068

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—54.70%

U.S. GOVERNMENT AGENCY OBLIGATIONS—19.14%
Federal Home Loan Mortgage Corp.
4.50%, 01/15/13(a)	600,000	611,991
4.50%, 01/15/15	750,000	753,564
6.25%, 07/15/32(a)	768,000	873,402
Federal National Mortgage Association
5.00%, 04/15/15	1,440,000	1,487,596
7.25%, 01/15/10(a)	7,464,000	7,952,015

		11,678,568
U.S. GOVERNMENT OBLIGATIONS—35.56%
U.S. Treasury Bonds
7.63%, 02/15/25(a)	4,206,000	5,647,564
8.13%, 08/15/19(a)	900,000	1,197,720

U.S. Treasury Notes
4.63%, 12/31/11	1,632,000	1,714,383
4.63%, 11/15/16(a)	4,044,000	4,236,414
4.75%, 05/15/14(a)	2,148,000	2,290,971
6.00%, 08/15/09(a)	6,348,000	6,617,790

		21,704,842

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $32,895,212)		33,383,410

Security	Shares	Value

SHORT-TERM INVESTMENTS—36.46%

MONEY MARKET FUNDS—36.46%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.70%(c)(d)	215,301	215,301
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	22,038,978	22,038,978

		22,254,279

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,254,279)		22,254,279

TOTAL INVESTMENTS IN SECURITIES—133.94%
(Cost: $81,616,192)		81,747,778
Other Assets, Less Liabilities—(33.94)%		(20,714,863)

NET ASSETS—100.00%		$61,032,915

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Investments are denominated in U.S. dollars.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN INTERMEDIATE CREDIT BOND FUND

May 31, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES—92.91%

AGRICULTURE—0.69%
Philip Morris International Inc.
5.65%, 05/16/18	$1,200,000	$1,180,801
Reynolds American Inc.
6.75%, 06/15/17	480,000	476,977

		1,657,778
AUTO MANUFACTURERS—0.52%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	1,200,000	1,244,552

		1,244,552
BANKS—15.57%
American Express Bank FSB
5.55%, 10/17/12	1,800,000	1,785,721
Bank of America Corp.
4.50%, 08/01/10	2,856,000	2,880,084
4.88%, 01/15/13	4,200,000	4,168,831
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	1,200,000	1,206,770
Capital One Financial Corp.
5.70%, 09/15/11	1,200,000	1,166,483
Deutsche Bank AG London
6.00%, 09/01/17	1,800,000	1,832,524
JPMorgan Chase Bank N.A.
6.00%, 10/01/17	600,000	600,197
KfW
4.25%, 06/15/10	7,200,000	7,357,103
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	1,200,000	1,227,820
National City Corp.
4.90%, 01/15/15	480,000	391,200
Oesterreichische Kontrollbank AG
4.75%, 10/16/12	1,200,000	1,241,640
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	1,200,000	1,146,930
UBS AG Stamford
5.88%, 12/20/17	1,200,000	1,193,984
US Bank N.A.
4.80%, 04/15/15	2,400,000	2,305,580
Wachovia Bank N.A.
4.88%, 02/01/15	2,400,000	2,260,277
Wachovia Corp.
5.30%, 10/15/11	1,200,000	1,201,546
Wells Fargo & Co.
4.88%, 01/12/11	5,160,000	5,231,660

		37,198,350
BEVERAGES—1.59%
Anheuser-Busch Companies Inc.
5.50%, 01/15/18	960,000	935,840

Bottling Group LLC
5.50%, 04/01/16	480,000	480,143
Diageo Finance BV
5.30%, 10/28/15	1,200,000	1,178,777
PepsiCo Inc.
4.65%, 02/15/13	1,200,000	1,204,568

		3,799,328
BIOTECHNOLOGY—0.50%
Amgen Inc.
4.00%, 11/18/09	1,200,000	1,190,956

		1,190,956
BUILDING MATERIALS—0.47%
CRH America Inc.
5.30%, 10/15/13	600,000	565,202
Masco Corp.
6.13%, 10/03/16	600,000	554,916

		1,120,118
CHEMICALS—0.97%
Dow Chemical Co. (The)
6.00%, 10/01/12	480,000	494,581
E.I. du Pont de Nemours and Co.
4.13%, 04/30/10	600,000	603,144
5.00%, 01/15/13	600,000	607,208
Praxair Inc.
5.25%, 11/15/14	600,000	618,927

		2,323,860
COMMERCIAL SERVICES—0.69%
McKesson Corp.
5.70%, 03/01/17	600,000	588,061
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	600,000	574,073
Western Union Co.
5.40%, 11/17/11	480,000	481,402

		1,643,536
COMPUTERS—0.51%
International Business Machines Corp.
4.75%, 11/29/12	1,200,000	1,209,378

		1,209,378
DIVERSIFIED FINANCIAL SERVICES—24.50%
American Express Co.
4.88%, 07/15/13	600,000	583,272
6.80%, 09/01/16	480,000	454,068
Bear Stearns Companies Inc. (The)
4.55%, 06/23/10	600,000	594,907
5.70%, 11/15/14	1,200,000	1,175,035
7.25%, 02/01/18	600,000	638,762
Boeing Capital Corp.
6.10%, 03/01/11	840,000	875,309
CIT Group Inc.
5.85%, 09/15/16	1,320,000	1,069,200
Citigroup Inc.
6.00%, 02/21/12	4,440,000	4,527,465
6.13%, 11/21/17	960,000	945,179
Countrywide Financial Corp.
5.80%, 06/07/12	720,000	669,600
Credit Suisse (USA) Inc.
5.38%, 03/02/16	1,800,000	1,731,535

Credit Suisse (Guernsey) Ltd.
5.86%, 05/15/17	600,000	507,252
General Electric Capital Corp.
4.13%, 09/01/09	7,200,000	7,216,003
5.00%, 01/08/16	3,600,000	3,501,372
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	2,400,000	2,306,124
6.15%, 04/01/18	3,120,000	3,098,368
Household Finance Corp.
6.38%, 11/27/12	1,200,000	1,238,580
HSBC Finance Corp.
5.50%, 01/19/16	3,600,000	3,481,367
John Deere Capital Corp.
7.00%, 03/15/12	480,000	516,903
JPMorgan Chase & Co.
5.75%, 01/02/13	4,800,000	4,885,561
Lehman Brothers Holdings Inc.
5.50%, 04/04/16	1,440,000	1,299,580
5.75%, 07/18/11	2,400,000	2,339,257
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	2,400,000	2,257,569
6.88%, 04/25/18	1,560,000	1,530,431
Morgan Stanley
4.75%, 04/01/14	1,920,000	1,763,756
5.75%, 10/18/16	1,200,000	1,150,362
6.63%, 04/01/18	1,200,000	1,185,480
6.75%, 04/15/11	1,680,000	1,732,449
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	1,200,000	1,276,168
SLM Corp.
5.00%, 10/01/13	1,080,000	918,000
Svensk Exportkredit AB
4.50%, 09/27/10	1,800,000	1,835,406
Toyota Motor Credit Corp.
4.25%, 03/15/10	1,200,000	1,211,538

		58,515,858
ELECTRIC—4.52%
Constellation Energy Group Inc.
4.55%, 06/15/15	1,200,000	1,072,966
Dominion Resources Inc.
5.15%, 07/15/15	1,200,000	1,158,732
Duke Capital LLC
6.25%, 02/15/13	1,200,000	1,214,177
Duke Energy Corp.
6.25%, 01/15/12	480,000	497,120
Exelon Corp.
4.90%, 06/15/15	1,200,000	1,109,229
Exelon Generation Co. LLC
5.35%, 01/15/14	1,200,000	1,149,696
MidAmerican Energy Co.
5.75%, 04/01/18(a)	1,200,000	1,195,966
National Grid PLC
6.30%, 08/01/16	600,000	603,966
Pacific Gas and Electric Co.
4.80%, 03/01/14	2,400,000	2,330,131
TXU Electric Delivery Co.
6.38%, 01/15/15	480,000	473,127

		10,805,110

ELECTRONICS—0.35%
Koninklijke Philips Electronics NV
5.75%, 03/11/18	840,000	835,331

		835,331
FOOD—2.54%
General Mills Inc.
6.00%, 02/15/12	480,000	495,100
Kraft Foods Inc.
6.00%, 02/11/13	1,680,000	1,693,077
Kroger Co. (The)
6.80%, 04/01/11	600,000	625,644
Safeway Inc.
7.50%, 09/15/09	2,400,000	2,484,767
Sara Lee Corp.
6.25%, 09/15/11	360,000	369,556
Unilever Capital Corp.
7.13%, 11/01/10	360,000	386,196

		6,054,340
FOREST PRODUCTS & PAPER—0.26%
Weyerhaeuser Co.
6.75%, 03/15/12	600,000	619,982

		619,982
HEALTH CARE - PRODUCTS—0.37%
Johnson & Johnson
5.15%, 08/15/12	840,000	878,468

		878,468
HEALTH CARE - SERVICES—0.68%
UnitedHealth Group Inc.
4.88%, 03/15/15	480,000	444,043
WellPoint Inc.
5.00%, 01/15/11	1,200,000	1,185,294

		1,629,337
HOLDING COMPANIES - DIVERSIFIED—0.09%
Capmark Financial Group Inc.
6.30%, 05/10/17	288,000	210,240

		210,240
HOUSEHOLD PRODUCTS & WARES—0.49%
Fortune Brands Inc.
5.13%, 01/15/11	1,200,000	1,178,888

		1,178,888
INSURANCE—3.90%
Allstate Corp. (The)
5.00%, 08/15/14	600,000	589,173
American International Group Inc.
5.60%, 10/18/16	2,040,000	1,942,350
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	960,000	939,013
Genworth Financial Inc.
6.15%, 11/15/16	1,200,000	967,189
ING Capital Funding Trust III
8.44%, 12/31/10	840,000	845,706
Lincoln National Corp.
7.00%, 05/17/16	600,000	544,032
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	1,200,000	1,190,044
MetLife Inc.
5.00%, 06/15/15	1,200,000	1,158,964

Prudential Financial Inc.
5.10%, 12/14/11	720,000	712,985
XL Capital Ltd. Series E
6.50%, 04/15/17	600,000	420,000

		9,309,456
LODGING—0.14%
Marriott International Inc. Series J
5.63%, 02/15/13	360,000	345,879

		345,879
MACHINERY—0.77%
Caterpillar Inc.
5.70%, 08/15/16	1,800,000	1,835,972

		1,835,972
MANUFACTURING—1.01%
General Electric Co.
5.00%, 02/01/13	2,400,000	2,409,179

		2,409,179
MEDIA—3.95%
AOL Time Warner Inc.
6.88%, 05/01/12	1,200,000	1,231,646
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	2,400,000	2,659,541
Cox Communications Inc.
4.63%, 01/15/10	1,200,000	1,195,094
News America Inc.
5.30%, 12/15/14	1,200,000	1,171,263
Time Warner Cable Inc.
5.40%, 07/02/12	480,000	473,835
5.85%, 05/01/17	480,000	459,293
Viacom Inc.
6.25%, 04/30/16	600,000	592,830
6.63%, 05/15/11	360,000	368,382
Walt Disney Co. (The)
6.38%, 03/01/12	1,200,000	1,272,254

		9,424,138
MINING—1.30%
Alcoa Inc.
5.55%, 02/01/17	288,000	271,990
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	2,400,000	2,359,223
Vale Overseas Ltd.
6.25%, 01/23/17	480,000	483,326

		3,114,539
MULTI-NATIONAL—5.69%
European Investment Bank
4.63%, 05/15/14(b)	7,200,000	7,401,672
Inter-American Development Bank
5.13%, 09/13/16	2,400,000	2,529,384
International Bank for Reconstruction & Development
4.13%, 08/12/09	3,600,000	3,655,944

		13,587,000
OFFICE & BUSINESS EQUIPMENT—0.52%
Xerox Corp.
6.88%, 08/15/11	1,200,000	1,240,441

		1,240,441

OIL & GAS—2.98%
Anadarko Petroleum Corp.
5.95%, 09/15/16	1,200,000	1,208,140
Apache Corp.
5.25%, 04/15/13	480,000	483,954
Conoco Funding Co.
6.35%, 10/15/11	2,400,000	2,544,598
Devon Financing Corp. ULC
6.88%, 09/30/11	600,000	633,961
Enterprise Products Operating LP
5.60%, 10/15/14	1,440,000	1,399,090
Valero Energy Corp.
6.13%, 06/15/17	240,000	234,008
XTO Energy Inc.
6.25%, 04/15/13	600,000	624,001

		7,127,752
OIL & GAS SERVICES—0.21%
Weatherford International Inc.
6.35%, 06/15/17	480,000	496,853

		496,853
PHARMACEUTICALS—2.10%
Abbott Laboratories
5.60%, 11/30/17	600,000	602,455
AmerisourceBergen Corp.
5.88%, 09/15/15	288,000	285,134
AstraZeneca PLC
5.40%, 09/15/12	1,200,000	1,223,891
Cardinal Health Inc.
5.80%, 10/15/16	480,000	470,813
Wyeth
5.50%, 02/01/14	2,400,000	2,429,599

		5,011,892
PIPELINES—0.26%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	600,000	614,327

		614,327
REAL ESTATE—0.42%
ERP Operating LP
5.13%, 03/15/16	600,000	545,213
5.75%, 06/15/17	480,000	448,074

		993,287
REAL ESTATE INVESTMENT TRUSTS—1.46%
Boston Properties LP
6.25%, 01/15/13	840,000	851,481
iStar Financial Inc.
5.88%, 03/15/16	384,000	330,240
ProLogis
5.63%, 11/15/16	720,000	664,328
Simon Property Group LP
5.25%, 12/01/16	480,000	442,938
5.60%, 09/01/11	1,200,000	1,192,664

		3,481,651
RETAIL—3.01%
Costco Wholesale Corp.
5.30%, 03/15/12	360,000	367,946

CVS Caremark Corp.
6.30%, 06/01/12	600,000	513,000
Federated Retail Holdings Inc.
5.90%, 12/01/16	840,000	754,495
Home Depot Inc.
5.40%, 03/01/16	1,200,000	1,120,909
Target Corp.
5.88%, 03/01/12	1,200,000	1,233,096
Wal-Mart Stores Inc.
4.55%, 05/01/13	1,200,000	1,202,280
6.88%, 08/10/09	1,920,000	1,995,156

		7,186,882
SAVINGS & LOANS—0.34%
Washington Mutual Inc.
5.25%, 09/15/17	960,000	801,600

		801,600
SOFTWARE—0.74%
Oracle Corp.
5.25%, 01/15/16	1,800,000	1,778,336

		1,778,336
TELECOMMUNICATIONS—7.67%
AT&T Inc.
5.50%, 02/01/18	960,000	942,727
AT&T Wireless Services Inc.
7.88%, 03/01/11	1,200,000	1,287,297
Cisco Systems Inc.
5.50%, 02/22/16	2,400,000	2,430,807
Deutsche Telekom International Finance AG
8.00%, 06/15/10	1,200,000	1,275,717
Embarq Corp.
7.08%, 06/01/16	1,200,000	1,167,151
France Telecom SA
7.75%, 03/01/11	1,200,000	1,285,081
Qwest Corp.
8.88%, 03/15/12	720,000	756,000
Rogers Wireless Inc.
6.38%, 03/01/14	600,000	599,384
SBC Communications Inc.
5.88%, 02/01/12	2,400,000	2,468,912
Telecom Italia Capital SA
4.00%, 01/15/10	1,200,000	1,180,793
Telefonica Europe BV
7.75%, 09/15/10	1,200,000	1,272,085
Verizon Communications Inc.
6.10%, 04/15/18	2,400,000	2,450,723
Vodafone Group PLC
5.75%, 03/15/16	1,200,000	1,192,903

		18,309,580
TEXTILES—0.37%
Mohawk Industries Inc.
6.13%, 01/15/16	912,000	878,697

		878,697
TRANSPORTATION—0.76%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	600,000	593,581
CSX Corp.
6.75%, 03/15/11	1,200,000	1,231,755

		1,825,336

TOTAL CORPORATE BONDS & NOTES
(Cost: $224,044,723)		221,888,207

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(c)—4.47%
Italy (Republic of)
4.50%, 01/21/15	5,640,000	5,669,666
Quebec (Province of)
5.00%, 03/01/16	2,400,000	2,448,648
United Mexican States
6.38%, 01/16/13	2,400,000	2,565,144

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $10,723,016)		10,683,458

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.31%

MONEY MARKET FUNDS—3.31%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.70%(d)(e)	1,918,042	1,918,042
BGI Cash Premier Fund LLC
2.74%(d)(e)(f)	5,985,000	5,985,000

		7,903,042

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,903,042)		7,903,042

TOTAL INVESTMENTS IN SECURITIES—100.69%
(Cost: $242,670,781)		240,474,707
Other Assets, Less Liabilities—(0.69)%		(1,638,648)

NET ASSETS—100.00%		$238,836,059

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Investments are denominated in U.S. dollars.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

May 31, 2008

Security	Principal	Value

CORPORATE BONDS & NOTES—36.71%

AEROSPACE & DEFENSE—0.19%
United Technologies Corp.
5.38%, 12/15/17	$340,000	$337,018

		337,018
AGRICULTURE—0.10%
Reynolds American Inc.
6.75%, 06/15/17	170,000	168,929

		168,929
AUTO MANUFACTURERS—0.19%
DaimlerChrysler North America Holding Corp.
6.50%, 11/15/13	323,000	334,992

		334,992
BANKS—6.14%
Bank of America Corp.
4.50%, 08/01/10	731,000	737,164
4.88%, 01/15/13	1,275,000	1,265,538
5.65%, 05/01/18	510,000	496,258
Bank of New York Mellon Corp. (The)
4.95%, 11/01/12	510,000	512,877
Capital One Financial Corp.
5.70%, 09/15/11	323,000	313,978
Deutsche Bank AG London
6.00%, 09/01/17	340,000	346,143
KfW
4.25%, 06/15/10	1,462,000	1,493,901
4.88%, 01/17/17	425,000	436,654
KfW Series G
4.38%, 03/15/18	680,000	672,595
Landwirtschaftliche Rentenbank Series G
5.00%, 11/08/16	425,000	434,853
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	340,000	324,964
UBS AG Stamford
5.88%, 12/20/17	510,000	507,443
US Bank N.A.
4.80%, 04/15/15	629,000	604,254
Wachovia Corp.
5.30%, 10/15/11	340,000	340,438
5.75%, 06/15/17	510,000	497,929
Wells Fargo & Co.
4.88%, 01/12/11	1,700,000	1,723,609

		10,708,598
BEVERAGES—0.44%
Coca-Cola Co. (The)
5.35%, 11/15/17	425,000	425,174
Diageo Finance BV
5.30%, 10/28/15	340,000	333,987

		759,161

BIOTECHNOLOGY—0.18%
Amgen Inc.
4.00%, 11/18/09	323,000	320,566

		320,566
BUILDING MATERIALS—0.17%
CRH America Inc.
5.30%, 10/15/13	187,000	176,155
Masco Corp.
6.13%, 10/03/16	136,000	125,781

		301,936
CHEMICALS—0.18%
Dow Chemical Co. (The)
6.00%, 10/01/12	136,000	140,131
E.I. du Pont de Nemours and Co.
4.13%, 04/30/10	170,000	170,891

		311,022
COMMERCIAL SERVICES—0.23%
McKesson Corp.
5.70%, 03/01/17	170,000	166,618
R.R. Donnelley & Sons Co.
6.13%, 01/15/17	136,000	130,123
Western Union Co.
5.40%, 11/17/11	102,000	102,298

		399,039
COMPUTERS—0.20%
International Business Machines Corp.
4.75%, 11/29/12	340,000	342,657

		342,657
DIVERSIFIED FINANCIAL SERVICES—11.08%
American Express Co.
4.88%, 07/15/13	204,000	198,312
6.80%, 09/01/16	136,000	128,653
7.00%, 03/19/18	425,000	446,645
American General Finance Corp.
5.38%, 10/01/12	850,000	809,515
Bear Stearns Companies Inc. (The)
5.70%, 11/15/14	629,000	615,914
Boeing Capital Corp.
6.10%, 03/01/11	238,000	248,004
CIT Group Inc.
5.40%, 02/13/12	510,000	430,950
Citigroup Inc.
6.00%, 02/21/12	1,887,000	1,924,173
6.13%, 05/15/18	510,000	501,086
Countrywide Financial Corp.
5.80%, 06/07/12	85,000	79,050
Credit Suisse (USA) Inc.
5.38%, 03/02/16	850,000	817,669
General Electric Capital Corp.
4.13%, 09/01/09	1,887,000	1,891,194
5.00%, 01/08/16	323,000	314,151
5.88%, 02/15/12	850,000	880,447
Goldman Sachs Group Inc. (The)
5.00%, 10/01/14	1,700,000	1,633,505
HSBC Finance Corp.
5.50%, 01/19/16	1,275,000	1,232,984
John Deere Capital Corp.
7.00%, 03/15/12	272,000	292,912

JPMorgan Chase & Co.
5.75%, 01/02/13	1,275,000	1,297,727
Lehman Brothers Holdings Inc.
5.50%, 04/04/16	306,000	276,161
5.75%, 07/18/11	629,000	613,080
Merrill Lynch & Co. Inc.
5.45%, 07/15/14	850,000	799,556
Morgan Stanley
5.75%, 10/18/16	340,000	325,936
6.00%, 04/28/15	170,000	167,223
6.63%, 04/01/18	510,000	503,829
6.75%, 04/15/11	1,071,000	1,104,436
National Rural Utilities Cooperative Finance Corp.
7.25%, 03/01/12	323,000	343,502
SLM Corp.
5.38%, 05/15/14	289,000	245,650
Svensk Exportkredit AB
4.50%, 09/27/10	850,000	866,720
Toyota Motor Credit Corp.
4.25%, 03/15/10	323,000	326,106

		19,315,090
ELECTRIC—1.85%
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	170,000	170,062
Constellation Energy Group Inc.
4.55%, 06/15/15	306,000	273,606
Dominion Resources Inc.
5.15%, 07/15/15	323,000	311,892
Duke Capital LLC
6.25%, 02/15/13	323,000	326,816
Duke Energy Corp.
6.25%, 01/15/12	119,000	123,244
Exelon Corp.
4.90%, 06/15/15	323,000	298,568
Exelon Generation Co. LLC
5.35%, 01/15/14	323,000	309,460
Pacific Gas and Electric Co.
4.80%, 03/01/14	629,000	610,689
Progress Energy Inc.
7.10%, 03/01/11	629,000	659,915
TXU Electric Delivery Co.
6.38%, 01/15/15	136,000	134,053

		3,218,305
FOOD—1.04%
General Mills Inc.
6.00%, 02/15/12	136,000	140,278
Kraft Foods Inc.
6.13%, 02/01/18	255,000	248,273
6.25%, 06/01/12	340,000	347,144
Kroger Co. (The)
6.80%, 04/01/11	170,000	177,266
Safeway Inc.
7.50%, 09/15/09	629,000	651,216
Sara Lee Corp.
6.25%, 09/15/11	102,000	104,707
Unilever Capital Corp.
7.13%, 11/01/10	136,000	145,896

		1,814,780
FOREST PRODUCTS & PAPER—0.12%
Weyerhaeuser Co.
6.75%, 03/15/12	204,000	210,794

		210,794

HEALTH CARE - SERVICES—0.26%
UnitedHealth Group Inc.
4.88%, 03/15/15	136,000	125,812
WellPoint Inc.
5.00%, 01/15/11	340,000	335,833

		461,645
HOLDING COMPANIES - DIVERSIFIED—0.04%
Capmark Financial Group Inc.
6.30%, 05/10/17	85,000	62,050

		62,050
HOUSEHOLD PRODUCTS & WARES—0.18%
Fortune Brands Inc.
5.13%, 01/15/11	323,000	317,317

		317,317
INSURANCE—1.41%
Allstate Corp. (The)
5.00%, 08/15/14	170,000	166,932
American International Group Inc.
5.60%, 10/18/16	340,000	323,725
Berkshire Hathaway Finance Corp.
4.85%, 01/15/15	595,000	581,992
Genworth Financial Inc.
6.15%, 11/15/16	323,000	260,335
Lincoln National Corp.
7.00%, 05/17/16	187,000	169,557
Marsh & McLennan Companies Inc.
5.15%, 09/15/10	323,000	320,320
MetLife Inc.
5.00%, 06/15/15	323,000	311,955
Prudential Financial Inc.
5.10%, 09/20/14	340,000	326,792

		2,461,608
MACHINERY—0.28%
Caterpillar Inc.
5.70%, 08/15/16	476,000	485,513

		485,513
MANUFACTURING—0.36%
General Electric Co.
5.00%, 02/01/13	629,000	631,406

		631,406
MEDIA—1.42%
AOL Time Warner Inc.
6.88%, 05/01/12	323,000	331,518
Comcast Cable Communications Holdings Inc.
8.38%, 03/15/13	629,000	697,021
Cox Communications Inc.
4.63%, 01/15/10	323,000	321,679
News America Inc.
5.30%, 12/15/14	306,000	298,672
Time Warner Cable Inc.
5.85%, 05/01/17	170,000	162,666
Viacom Inc.
6.25%, 04/30/16	170,000	167,969
6.63%, 05/15/11	136,000	139,166
Walt Disney Co. (The)
6.38%, 03/01/12	340,000	360,472

		2,479,163

MINING—0.50%
Alcoa Inc.
5.55%, 02/01/17	85,000	80,275
BHP Billiton Finance (USA) Ltd.
4.80%, 04/15/13	629,000	618,313
Vale Overseas Ltd.
6.25%, 01/11/16	170,000	171,581

		870,169
MULTI-NATIONAL—1.80%
European Investment Bank
4.63%, 05/15/14(a)	1,887,000	1,939,855
Inter-American Development Bank
5.13%, 09/13/16	629,000	662,909
International Bank for Reconstruction & Development
4.13%, 08/12/09	527,000	535,190

		3,137,954
OFFICE & BUSINESS EQUIPMENT—0.19%
Xerox Corp.
6.88%, 08/15/11	323,000	333,885

		333,885
OIL & GAS—1.26%
Anadarko Petroleum Corp.
5.95%, 09/15/16	306,000	308,076
Apache Corp.
5.25%, 04/15/13	170,000	171,400
Conoco Funding Co.
6.35%, 10/15/11	629,000	666,897
Devon Financing Corp. ULC
6.88%, 09/30/11	170,000	179,622
Enterprise Products Operating LP
5.60%, 10/15/14	357,000	346,858
Transocean Inc.
6.00%, 03/15/18	340,000	342,616
XTO Energy Inc.
6.25%, 04/15/13	170,000	176,800

		2,192,269
OIL & GAS SERVICES—0.08%
Weatherford International Inc.
6.35%, 06/15/17	136,000	140,775

		140,775
PHARMACEUTICALS—1.15%
Abbott Laboratories
5.15%, 11/30/12	340,000	348,133
AmerisourceBergen Corp.
5.88%, 09/15/15	68,000	67,323
AstraZeneca PLC
5.40%, 09/15/12	510,000	520,154
Medco Health Solutions Inc.
7.13%, 03/15/18	425,000	439,487
Wyeth
5.50%, 02/01/14	629,000	636,757

		2,011,854
PIPELINES—0.10%
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	170,000	174,059

		174,059

REAL ESTATE—0.09%
ERP Operating LP
5.13%, 03/15/16	170,000	154,477

		154,477
REAL ESTATE INVESTMENT TRUSTS—0.63%
Boston Properties LP
6.25%, 01/15/13	170,000	172,324
iStar Financial Inc.
5.88%, 03/15/16	136,000	116,960
ProLogis
5.63%, 11/15/16	136,000	125,484
Simon Property Group LP
5.60%, 09/01/11	680,000	675,843

		1,090,611
RETAIL—1.51%
Costco Wholesale Corp.
5.30%, 03/15/12	102,000	104,251
CVS Caremark Corp.
6.30%, 06/01/12	272,000	232,560
Federated Retail Holdings Inc.
5.90%, 12/01/16	238,000	213,774
Home Depot Inc.
5.40%, 03/01/16	323,000	301,711
McDonald’s Corp.
5.35%, 03/01/18	340,000	333,799
Target Corp.
6.00%, 01/15/18	340,000	345,086
Wal-Mart Stores Inc.
4.55%, 05/01/13	510,000	510,969
6.88%, 08/10/09	323,000	335,643
Yum! Brands Inc.
6.25%, 03/15/18	255,000	249,612

		2,627,405
SAVINGS & LOANS—0.09%
Washington Mutual Inc.
5.25%, 09/15/17	187,000	156,145

		156,145
SOFTWARE—0.27%
Oracle Corp.
5.25%, 01/15/16	476,000	470,271

		470,271
TELECOMMUNICATIONS—2.66%
AT&T Wireless Services Inc.
7.88%, 03/01/11	323,000	346,497
Cisco Systems Inc.
5.50%, 02/22/16	629,000	637,074
Deutsche Telekom International Finance AG
8.00%, 06/15/10	323,000	343,381
Embarq Corp.
7.08%, 06/01/16	238,000	231,485
France Telecom SA
7.75%, 03/01/11	323,000	345,901
Rogers Wireless Inc.
6.38%, 03/01/14	170,000	169,826
SBC Communications Inc.
5.88%, 02/01/12	629,000	647,061
Telecom Italia Capital SA
4.00%, 01/15/10	629,000	618,932

Telefonica Europe BV
7.75%, 09/15/10	323,000	342,403
Verizon Communications Inc.
5.55%, 02/15/16	629,000	627,229
Vodafone Group PLC
5.75%, 03/15/16	323,000	321,090

		4,630,879
TEXTILES—0.13%
Mohawk Industries Inc.
6.13%, 01/15/16	238,000	229,309

		229,309
TRANSPORTATION—0.19%
CSX Corp.
6.75%, 03/15/11	323,000	331,547

		331,547

TOTAL CORPORATE BONDS & NOTES
(Cost: $64,490,281)		63,993,198

Security	Principal	Value

FOREIGN GOVERNMENT BONDS & NOTES(b)—1.90%
Italy (Republic of)
6.00%, 02/22/11	1,887,000	1,991,981
Quebec (Province of)
5.00%, 03/01/16	629,000	641,750
United Mexican States
6.38%, 01/16/13	629,000	672,281

TOTAL FOREIGN GOVERNMENT BONDS & NOTES
(Cost: $3,257,340)		3,306,012

Security	Principal	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS—59.23%

U.S. GOVERNMENT AGENCY OBLIGATIONS—23.67%
Federal Home Loan Bank
5.00%, 11/17/17	2,295,000	2,359,573
Federal Home Loan Mortgage Corp.
3.25%, 02/25/11	2,346,000	2,334,810
4.50%, 01/15/13(a)	5,780,000	5,895,515
5.00%, 01/16/09	4,838,000	4,915,535
Federal National Mortgage Association
5.00%, 04/15/15	3,400,000	3,512,379
5.38%, 06/12/17(a)	1,190,000	1,256,456
6.38%, 06/15/09	3,468,000	3,594,708
7.25%, 01/15/10(a)	16,320,000	17,387,042

		41,256,018
U.S. GOVERNMENT OBLIGATIONS—35.56%
U.S. Treasury Notes
4.50%, 02/15/09	1,276,000	1,296,990
4.75%, 05/15/14(a)	12,087,000	12,891,512
4.88%, 07/31/11(a)	13,260,000	13,988,637
4.88%, 08/15/16(a)	16,371,000	17,427,585
6.00%, 08/15/09(a)	15,725,000	16,393,313

		61,998,037

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $101,431,110)		103,254,055

Security	Shares	Value

SHORT-TERM INVESTMENTS—46.37%

MONEY MARKET FUNDS—46.37%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.70%(c)(d)	1,160,067	1,160,067
BGI Cash Premier Fund LLC
2.74%(c)(d)(e)	79,680,812	79,680,812

		80,840,879

TOTAL SHORT-TERM INVESTMENTS
(Cost: $80,840,879)		80,840,879

TOTAL INVESTMENTS IN SECURITIES—144.21%
(Cost: $250,019,610)		251,394,144
Other Assets, Less Liabilities—(44.21)%		(77,068,069)

NET ASSETS—100.00%		$174,326,075

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Investments are denominated in U.S. dollars.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN MBS BOND FUND

May 31, 2008

Security	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS—95.30%

MORTGAGE-BACKED SECURITIES—95.30%
Federal Home Loan Mortgage Corp.
4.50%, 06/01/23(a)	$32,025,000	$31,069,254
4.77%, 06/15/33	343,402	339,223
5.00%, 06/01/23(a)	26,535,000	26,360,864
5.00%, 06/01/38(a)	87,596,000	84,598,574
5.01%, 12/01/33	2,246,963	2,257,408
5.50%, 06/01/23(a)	31,110,000	31,406,517
5.50%, 06/01/38(a)	65,453,000	64,992,784
6.00%, 06/01/38(a)	45,750,000	46,400,508
Federal National Mortgage Association
4.50%, 06/01/23(a)	22,875,000	22,231,641
5.00%, 06/01/23(a)	29,280,000	29,110,725
5.50%, 06/01/23(a)	18,605,000	18,796,864
5.50%, 06/01/38(a)	86,620,000	85,983,884
6.00%, 06/01/38(a)	38,735,000	39,249,449
6.50%, 06/01/38(a)	53,070,000	54,720,145
Government National Mortgage Association
5.00%, 06/01/38(a)	25,315,000	24,670,259
5.50%, 06/01/38(a)	13,725,000	13,722,855
5.62%, 05/16/29	1,666,517	1,649,950
6.00%, 06/01/38(a)	13,725,000	13,969,477

		591,530,381

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $596,678,249)		591,530,381

Security	Shares	Value

SHORT-TERM INVESTMENTS—99.94%

MONEY MARKET FUNDS—99.94%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.70%(b)(c)	620,322,646	620,322,646

		620,322,646

TOTAL SHORT-TERM INVESTMENTS
(Cost: $620,322,646)		620,322,646

TOTAL INVESTMENTS IN SECURITIES—195.24%
(Cost: $1,217,000,895)		1,211,853,027
Other Assets, Less Liabilities—(95.24)%		(591,150,278)

NET ASSETS—100.00%		$620,702,749

(a)	To-be-announced (TBA). See Note 1.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN SHORT TREASURY BOND FUND

May 31, 2008

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.86%
U.S. Treasury Notes
3.13%, 10/15/08(a)	$83,160,000	$83,533,392
3.25%, 08/15/08(a)	77,000,000	77,204,825
3.25%, 01/15/09(a)	38,423,000	38,732,302
3.38%, 12/15/08(a)	57,981,000	58,433,830
4.13%, 08/15/08(a)	57,750,000	57,998,325
4.50%, 02/15/09	77,000,000	78,266,642
4.63%, 09/30/08	147,224,000	148,488,656
4.75%, 11/15/08(a)	100,485,000	101,701,872
4.88%, 08/31/08	142,065,000	143,052,352
5.00%, 07/31/08(a)	50,204,000	50,448,991

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $837,842,952)		837,861,187

Security	Shares	Value

SHORT-TERM INVESTMENTS—43.96%

MONEY MARKET FUNDS—43.96%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.70%(b)(c)	1,588,291	1,588,291
BGI Cash Premier Fund LLC
2.74%(b)(c)(d)	370,965,838	370,965,838

		372,554,129

TOTAL SHORT-TERM INVESTMENTS
(Cost: $372,554,129)		372,554,129

TOTAL INVESTMENTS IN SECURITIES—142.82%
(Cost: $1,210,397,081)		1,210,415,316
Other Assets, Less Liabilities—(42.82)%		(362,912,370)

NET ASSETS—100.00%		$847,502,946

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® LEHMAN TIPS BOND FUND

May 31, 2008

Security	Principal	Value

U.S. GOVERNMENT OBLIGATIONS—98.50%
U.S. Treasury Inflation-Indexed Bonds
0.88%, 04/15/10(a)	$460,544,742	$466,496,621
1.63%, 01/15/15	362,339,895	371,406,407
1.63%, 01/15/18(a)	132,632,136	133,934,425
1.75%, 01/15/28(a)	135,947,939	128,428,511
1.88%, 07/15/13(a)	381,240,443	398,450,773
1.88%, 07/15/15(a)	287,845,841	299,090,152
2.00%, 04/15/12(a)	102,697,529	107,423,085
2.00%, 01/15/14(a)	404,517,885	424,731,799
2.00%, 07/15/14(a)	347,147,098	364,640,197
2.00%, 01/15/16(a)	282,789,791	296,108,052
2.00%, 01/15/26(a)	290,489,513	286,176,025
2.38%, 04/15/11(a)	295,375,600	311,176,951
2.38%, 01/15/17(a)	228,030,613	245,434,092
2.38%, 01/15/25(a)	456,966,455	448,013,436
2.38%, 01/15/27(a)	150,183,304	156,508,776
2.50%, 07/15/16(a)	268,295,719	291,376,041
2.63%, 07/15/17(a)	117,977,761	129,582,598
3.00%, 07/15/12(a)	398,708,778	434,181,978
3.38%, 01/15/12(a)	135,358,205	148,429,998
3.38%, 04/15/32(a)	83,749,308	104,615,940
3.50%, 01/15/11(a)	212,330,954	230,331,048
3.63%, 04/15/28(a)	320,395,236	397,168,746
3.88%, 04/15/29(a)	369,309,644	453,891,854
4.25%, 01/15/10(a)	205,612,856	220,265,453

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $6,694,341,765)		6,847,862,958

Security	Shares	Value

SHORT-TERM INVESTMENTS—45.58%

MONEY MARKET FUNDS—45.58%
Barclays Global Investors Funds Prime Money Market Fund, Institutional Shares
2.70%(b)(c)	5,613,604	5,613,604
BGI Cash Premier Fund LLC
2.74%(b)(c)(d)	3,162,914,120	3,162,914,120

		3,168,527,724

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,168,527,724)		3,168,527,724

TOTAL INVESTMENTS IN SECURITIES—144.08%
(Cost: $9,862,869,489)		10,016,390,682
Other Assets, Less Liabilities—(44.08)%		(3,064,301,755)

NET ASSETS—100.00%		$6,952,088,927

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	This security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P CALIFORNIA MUNICIPAL BOND FUND

May 31, 2008

Security	Principal	Value

MUNICIPAL BONDS & NOTES—97.37%

CALIFORNIA—97.37%
Bakersfield Wastewater Revenue, Series A (FSA Insured)
5.00%, 09/15/32	$3,500,000	$3,618,020
Bay Area Governments Association Infrastructure Finance Authority (FGIC Insured)
5.00%, 08/01/17	2,990,000	3,133,729
Bay Area Toll Authority Bridge Revenue, Series F
5.00%, 04/01/31	2,050,000	2,110,372
Bay Area Toll Authority Bridge San Francisco Bay Area Revenue, Series F
5.00%, 04/01/31	2,000,000	2,053,340
California Educational Facilities Authority, Pepperdine University, Series A (AMBAC Insured)
5.00%, 12/01/35	1,735,000	1,770,880
California Educational Facilities Authority, Stanford University, Series T-1
5.00%, 03/15/39	300,000	325,056
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/14	2,385,000	2,593,401
5.50%, 05/01/15	1,000,000	1,076,930
California State Department of Water Resources Supply Revenue, Series A (FSA Insured)
5.25%, 05/01/11	500,000	534,245
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12
5.13%, 05/01/19	1,500,000	1,638,105
5.38%, 05/01/17	2,200,000	2,422,794
5.88%, 05/01/16	2,400,000	2,687,232
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12 (AMBAC Insured)
5.38%, 05/01/18	5,000,000	5,506,350
5.50%, 05/01/16	3,400,000	3,759,958
California State Department of Water Resources Supply Revenue, Series H (FSA Insured)
5.00%, 05/01/21	900,000	969,246
5.00%, 05/01/22	500,000	534,675
California State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 07/01/10	1,125,000	1,182,262
5.00%, 01/01/11	2,100,000	2,217,663

California State Economic Recovery, General Obligations Unlimited, Series A (FGIC Insured)
5.25%, 07/01/14	2,150,000	2,371,923
California State Public Works Board Lease Revenue
5.13%, 06/01/29	500,000	503,980
California State Public Works Board Lease Revenue, Series A, Prerefunded 11/01/09 (MBIA Insured)
5.75%, 11/01/24	610,000	647,320
California State University Revenue, Series A (AMBAC Insured)
5.00%, 11/01/30	535,000	542,790
California State University Revenue, Series D (FSA Insured)
4.50%, 11/01/32	950,000	921,604
California State, General Obligations Unlimited
5.00%, 03/01/17	900,000	951,867
5.00%, 08/01/19	2,000,000	2,105,940
5.00%, 09/01/35	1,000,000	1,000,590
5.00%, 06/01/37	1,000,000	998,480
5.00%, 11/01/37	1,000,000	998,430
5.00%, 12/01/37	500,000	499,235
California State, General Obligations Unlimited, Prerefunded 02/01/14
5.00%, 02/01/33	3,395,000	3,729,170
Desert Community College District, General Obligations Unlimited, Series C (FSA Insured)
5.00%, 08/01/37	2,550,000	2,625,455
Foothill-De Anza Community College District, General Obligations Unlimited, Series A (AMBAC Insured)
4.50%, 08/01/31	500,000	479,810
Los Angeles Community College District, Election of 2001, General Obligations Unlimited, Series A (FGIC Insured)
5.00%, 08/01/32	5,200,000	5,318,664
Los Angeles Community College District, General Obligations Unlimited, Series A, Prerefunded 08/01/11 (MBIA Insured)
5.00%, 06/01/26	2,010,000	2,155,142
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series B (MBIA Insured)
4.50%, 07/01/21	1,000,000	1,013,580
Los Angeles County Sanitation Districts Financing Authority, Subseries A (AMBAC Insured)
4.50%, 10/01/38	600,000	555,138
Los Angeles Department of Water & Power Revenue, Subseries A-1 (AMBAC Insured)
5.00%, 07/01/37	2,200,000	2,243,362
5.00%, 07/01/39	650,000	662,090
Los Angeles Unified School District, General Obligations Unlimited, Series A, Prerefunded 07/01/13 (FSA Insured)
5.25%, 07/01/19	610,000	673,672
5.25%, 07/01/20	1,000,000	1,104,380
Los Angeles Unified School District, General Obligations Unlimited, Series A, Prerefunded 07/01/13 (MBIA Insured)
5.00%, 01/01/28	1,000,000	1,092,680
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (MBIA Insured)
4.50%, 07/01/25	775,000	764,964
4.50%, 01/01/28	1,450,000	1,393,334

Los Angeles Unified School District, General Obligations Unlimited, Series B (FSA Insured)
4.75%, 07/01/19	2,000,000	2,119,000
Los Angeles Unified School District, General Obligations Unlimited, Series C, Prerefunded 07/01/09 (MBIA Insured)
5.25%, 07/01/24	670,000	700,565
Los Angeles Wastewater System Revenue, Series A (MBIA Insured)
5.00%, 06/01/34	500,000	510,415
Sacramento County Sanitation District Financing Authority, Series A, Prerefunded 12/01/14 (AMBAC Insured)
5.00%, 12/01/35	600,000	665,070
Sacramento Municipal Utility District Electric Revenue, Series R (MBIA Insured)
5.00%, 08/15/33	675,000	681,419
San Diego Unified School District, General Obligations Unlimited, Series F-1 (FSA Insured)
4.50%, 07/01/29	2,000,000	1,962,520
San Francisco City & County Public Utilities Commission Revenue, Series A (FSA Insured)
4.50%, 11/01/31	1,000,000	971,750
4.75%, 11/01/36	600,000	599,046
University of California Regents Medical Center Pooled Revenue, Series A (MBIA Insured)
4.50%, 05/15/37	3,000,000	2,841,960
University of California Revenue, Series J (FSA Insured)
4.50%, 05/15/35	2,750,000	2,642,008
University of California, Series O, Prerefunded 09/01/10 (FGIC Insured)
5.13%, 09/01/31	2,535,000	2,715,340
Vacaville Unified School District, Election of 2001, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/25	500,000	515,925
Yuba Community College District, Election of 2006, General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 08/01/22	530,000	550,506

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $91,165,256)		90,963,382

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.47%

MONEY MARKET FUNDS—1.47%
Fidelity California AMT Tax-Free Money Market Fund, Institutional Shares
1.73%(a)	1,373,006	1,373,006

		1,373,006

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,373,006)		1,373,006

TOTAL INVESTMENTS IN SECURITIES—98.84%
(Cost: $92,538,262)	92,336,388
Other Assets, Less Liabilities—1.16%	1,083,045

NET ASSETS—100.00%	$93,419,433

AMBAC   -  American Municipal Bond Assurance Corp. Financial Group Inc.

FGIC  -  Financial Guaranty Insurance Co.

FSA  -  Financial Security Assurance Inc.

MBIA  -  Municipal Bond Insurance Association

(a)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NATIONAL MUNICIPAL BOND FUND

May 31, 2008

Security	Principal	Value

MUNICIPAL BONDS & NOTES—97.97%

ARIZONA—0.89%
Arizona School Facilities Board Certificates of Participation, Series A , Prerefunded 3/01/13 (MBIA Insured)
5.25%, 09/01/17	$2,500,000	$2,737,325
Salt River Project Agricultural Improvement & Power District Electric System Revenue, Series A
5.00%, 01/01/38	2,500,000	2,578,675

		5,316,000
CALIFORNIA—19.27%
Bakersfield Wastewater Revenue, Series A (FSA Insured)
5.00%, 09/15/32	3,550,000	3,669,706
Bay Area Governments Association Infrastructure Finance Authority (FGIC Insured)
5.00%, 08/01/17	4,000,000	4,192,280
California Educational Facilities Authority, Stanford University, Series T-1
5.00%, 03/15/39	4,000,000	4,334,080
California State Department of Veterans Affairs Home Purchase Revenue, Series A
4.60%, 12/01/28	800,000	757,872
California State Department of Water Resources Supply Revenue, Series A (AMBAC Insured)
5.50%, 05/01/14	2,000,000	2,174,760
5.50%, 05/01/15	3,000,000	3,230,790
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12
5.38%, 05/01/17	4,000,000	4,405,080
5.75%, 05/01/17	7,975,000	8,892,763
California State Department of Water Resources Supply Revenue, Series A, Prerefunded 05/01/12 (AMBAC Insured)
5.38%, 05/01/18	2,500,000	2,753,175
5.50%, 05/01/16	3,000,000	3,317,610
California State Department of Water Resources Supply Revenue, Series H
5.00%, 05/01/22	5,000,000	5,242,950
California State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 07/01/09	1,000,000	1,031,290
5.00%, 01/01/11	5,025,000	5,306,551
5.25%, 07/01/12	1,185,000	1,282,988
California State Economic Recovery, General Obligations Unlimited, Series A (MBIA Insured)
5.25%, 07/01/13	4,000,000	4,387,880

California State, General Obligations Unlimited
5.00%, 03/01/17	6,500,000	6,874,595
5.00%, 06/01/17	11,135,000	11,790,406
5.00%, 04/01/18	1,800,000	1,922,436
5.00%, 03/01/19	7,725,000	8,060,110
5.00%, 06/01/37	4,250,000	4,243,540
5.00%, 11/01/37	6,600,000	6,589,638
5.00%, 12/01/37	3,400,000	3,394,798
Los Angeles Unified School District, General Obligations Unlimited, Series A-1 (MBIA Insured)
4.50%, 07/01/25	2,900,000	2,862,445
Los Angeles Unified School District, General Obligations Unlimited, Series E (FSA Insured)
4.75%, 07/01/32	7,800,000	7,816,848
Los Angeles Wastewater System Revenue, Series A (MBIA Insured)
5.00%, 06/01/34	4,000,000	4,083,320
Southern California Public Power Authority Revenue, Series A, Prerefunded 07/01/13 (AMBAC Insured)
5.00%, 07/01/33	2,000,000	2,185,360

		114,803,271
COLORADO—3.88%
Colorado Department of Transportation Revenue, Series B (FGIC Insured)
5.00%, 12/15/15	7,670,000	8,417,672
Regional Transportation District Sales Tax Revenue, Series A (FSA Insured)
4.50%, 11/01/34	15,175,000	14,673,314

		23,090,986
DISTRICT OF COLUMBIA—0.32%
District of Columbia Ballpark Revenue, Series B-1 (FGIC Insured)
5.00%, 02/01/31	2,000,000	1,881,040

		1,881,040
FLORIDA—4.68%
Citizens Property Insurance Corp., Series A (MBIA Insured)
5.00%, 03/01/17	10,000,000	10,499,500
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A (MBIA-IBC Insured)
5.00%, 07/01/12	5,900,000	6,298,899
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/12	5,000,000	5,288,950
Miami-Dade County Educational Facilities Authority Revenue, Series A, Prerefunded 4/01/10 (AMBAC Insured)
5.75%, 04/01/29	3,000,000	3,215,940
Seminole County Water & Sewer Revenue
5.00%, 10/01/36	2,550,000	2,602,096

		27,905,385
GEORGIA—1.28%
Georgia State, General Obligations Unlimited, Series C
5.50%, 07/01/16	5,000,000	5,569,800
Metropolitan Atlanta Rapid Transit Authority Revenue, Series B (FSA Insured)
5.00%, 07/01/37	2,000,000	2,061,780

		7,631,580

HAWAII—0.40%
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/15	2,200,000	2,412,674

		2,412,674
ILLINOIS—7.43%
Chicago Skyway Toll Bridge, Prerefunded 01/01/11 (AMBAC Insured)
5.50%, 01/01/31	5,500,000	5,947,755
Chicago, General Obligations Unlimited, Series A, Prerefunded 01/01/11 (MBIA Insured)
5.50%, 01/01/38	8,255,000	8,927,040
Illinois State Toll Highway Authority, Series A-2 (FSA Insured)
5.00%, 01/01/31	5,000,000	5,538,950
Illinois State, General Obligations Unlimited, Series A
5.00%, 03/01/34	8,595,000	8,740,341
Illinois State, General Obligations Unlimited, Series B
5.00%, 03/01/13	14,000,000	15,116,920

		44,271,006
INDIANA—0.91%
Indiana Finance Authority Highway Revenue, Series A (FGIC Insured)
4.50%, 12/01/23	1,000,000	1,002,100
4.50%, 12/01/24	4,450,000	4,439,720

		5,441,820
MARYLAND—3.17%
Maryland State, General Obligations Unlimited
5.00%, 02/01/11	5,000,000	5,303,350
5.00%, 02/01/12	2,000,000	2,145,200
Maryland State, General Obligations Unlimited, Series 2
5.00%, 08/01/15	2,500,000	2,768,425
Maryland State, General Obligations Unlimited, Series B
5.25%, 02/15/12	8,000,000	8,655,520

		18,872,495
MASSACHUSETTS—7.63%
Massachusetts School Building Authority Sales Tax Revenue, Series A (AMBAC Insured)
4.50%, 08/15/35	17,400,000	16,867,734
Massachusetts State, General Obligations Limited, Series C (FSA Insured)
5.50%, 11/01/10	5,000,000	5,360,900
5.50%, 11/01/11	7,000,000	7,632,800
Massachusetts State, General Obligations Unlimited, Series A (MBIA Insured)
5.50%, 02/01/10	4,000,000	4,206,320
5.50%, 02/01/11	5,390,000	5,777,864
Massachusetts State, General Obligations Unlimited, Series A, Prerefunded 03/01/15 (FSA Insured)
5.00%, 03/01/23	4,000,000	4,409,200
Massachusetts State, General Obligations Unlimited, Series E (AMBAC Insured)
5.00%, 11/01/25	1,115,000	1,209,965

		45,464,783

MICHIGAN—1.01%
Detroit City School District, General Obligations Unlimited, Series A (FSA Q-SBLF Insured)
5.25%, 05/01/30	2,500,000	2,759,475
Detroit Michigan Sewer Disposal System Revenue, Series A, Prerefunded 7/01/13 (FSA Insured)
5.00%, 07/01/32	3,000,000	3,263,280

		6,022,755
MISSOURI—0.34%
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (MBIA Insured)
5.00%, 01/01/34	2,000,000	2,008,680

		2,008,680
NEW JERSEY—2.78%
New Jersey Transportation Trust Fund Authority Revenue, Series A
5.25%, 12/15/20	3,080,000	3,411,778
New Jersey Transportation Trust Fund Authority, Series A (FSA Insured)
4.25%, 12/15/22	8,500,000	8,500,340
New Jersey Transportation Trust Fund Authority, Series B (FGIC Insured)
5.25%, 12/15/12	4,300,000	4,672,079

		16,584,197
NEW YORK—13.83%
Hudson Yards Infrastructure Corp. Revenue, Series A
5.00%, 02/15/47	1,520,000	1,485,040
Hudson Yards Infrastructure Corp. Revenue, Series A (MBIA Insured)
4.50%, 02/15/47	1,600,000	1,469,408
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A
4.75%, 06/15/30	4,850,000	4,892,486
5.00%, 06/15/38	6,250,000	6,419,125
5.00%, 06/15/39	3,000,000	3,050,730
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series D
5.00%, 06/15/38	7,200,000	7,341,048
New York City Transitional Finance Authority Revenue, Series A-1
5.00%, 11/01/13	4,570,000	4,994,507
5.00%, 11/01/14	2,000,000	2,197,620
New York Liberty Development Corp. (Goldman Sachs Group Inc. Obligor)
5.25%, 10/01/35	18,430,000	19,195,582
New York State Dormitory Authority State Personal Income Tax Revenue, Series C
5.00%, 12/15/31	3,500,000	3,615,360
New York State Dormitory Authority State Personal Income Tax Revenue, Series D
5.00%, 03/15/36	4,200,000	4,317,348
New York State Thruway Authority Revenue, Series B (AMBAC Insured)
5.00%, 04/01/21	840,000	885,604

New York State Thruway Authority Revenue, Series B (FSA Insured)
5.00%, 04/01/14	5,730,000	6,260,483
New York State Thruway Authority Revenue, Series H (MBIA Insured)
5.00%, 01/01/20	3,400,000	3,676,828
5.00%, 01/01/21	3,400,000	3,648,778
New York State Urban Development Corp., Correctional & Youth Facilities, Series A
5.25%, 01/01/21	535,000	544,437
New York State Urban Development Corp., Correctional Facilities, Series D, Prerefunded 01/01/11 (FSA Insured)
5.25%, 01/01/30	5,000,000	5,342,150
Triborough Bridge & Tunnel Authority Revenue, Series A
5.00%, 11/15/35	3,000,000	3,083,250

		82,419,784
NORTH CAROLINA—6.26%
North Carolina State, General Obligations Unlimited
5.00%, 03/01/12	15,545,000	16,705,123
North Carolina State, General Obligations Unlimited, Series B
5.00%, 04/01/13	12,000,000	13,066,800
University of North Carolina Revenue
5.00%, 12/01/36	7,250,000	7,493,745

		37,265,668
OHIO—2.07%
Cincinnati City School District, General Obligations Unlimited (FGIC Insured)
5.25%, 12/01/25	4,500,000	4,911,525
Columbus Sewer Revenue, Series A
5.00%, 06/01/31	7,150,000	7,401,609

		12,313,134
OREGON—6.41%
Oregon State Department of Administrative Services (FSA Insured)
5.00%, 09/01/11	16,000,000	17,118,880
Oregon State Department of Transportation Highway User Tax Revenue, Series A
4.50%, 11/15/32	3,725,000	3,643,795
Oregon State, General Obligations Unlimited, Series A
4.50%, 08/01/32	15,815,000	15,427,058
Tri-County Metropolitan Transportation District (MBIA Insured)
4.00%, 05/01/14	2,000,000	2,008,460

		38,198,193
PENNSYLVANIA—0.83%
Pennsylvania State Public School Building Authority, Series A (FSA Insured)
5.00%, 06/01/31	1,800,000	1,850,202
Pennsylvania State, General Obligations Unlimited
5.25%, 02/01/09	3,000,000	3,067,620

		4,917,822
PUERTO RICO—1.88%
Puerto Rico Highway & Transportation Authority Highway Revenue, Series CC (FSA Insured)
5.25%, 07/01/36	3,175,000	3,445,637

Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/25	7,275,000	7,767,227

		11,212,864
SOUTH CAROLINA—2.26%
Greenville County School District Installment Purchase Revenue, Prerefunded 12/01/12
5.50%, 12/01/28	12,050,000	13,438,642

		13,438,642
TENNESSEE—0.87%
Tennessee Energy Acquisition Corp. Gas Revenue, Series C
5.00%, 02/01/19	5,275,000	5,153,622

		5,153,622
TEXAS—7.49%
Cypress-Fairbanks Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 02/15/30	4,000,000	4,110,560
North Texas Tollway Authority Revenue, Series A (MBIA Insured)
5.13%, 01/01/28	4,200,000	4,297,230
San Antonio Texas Electric & Gas Revenue
5.00%, 02/01/25	2,750,000	2,842,703
San Antonio Texas Electric & Gas Revenue
5.00%, 02/01/32	5,335,000	5,466,668
Texas State Transportation Commission Revenue
5.00%, 04/01/24	6,250,000	6,568,438
5.00%, 04/01/27	8,950,000	9,319,188
Texas State, General Obligations Unlimited
4.50%, 04/01/33	5,000,000	4,846,950
Texas State, General Obligations Unlimited, Series A
4.75%, 04/01/35	2,000,000	2,002,200
5.00%, 04/01/33	5,000,000	5,139,900

		44,593,837
UTAH—1.00%
Utah State, General Obligations Unlimited, Series B
5.38%, 07/01/10	5,635,000	5,982,285

		5,982,285
WASHINGTON—0.54%
Central Puget Sound Washington Regional Transportation Authority Sales & Use Tax Revenue, Series A
5.00%, 11/01/36	3,150,000	3,235,617

		3,235,617
WISCONSIN—0.54%
Wisconsin State, General Obligation Unlimited, Series 1
5.00%, 05/01/18	3,000,000	3,217,140

		3,217,140

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $581,919,670)		583,655,280

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.65%

MONEY MARKET FUNDS—0.65%
Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio, Institutional Shares
1.52%(a)	3,884,376	3,884,376

		3,884,376

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,884,376)		3,884,376

TOTAL INVESTMENTS IN SECURITIES—98.62%
(Cost: $585,804,046)		587,539,656
Other Assets, Less Liabilities—1.38%		8,219,232

NET ASSETS—100.00%		$595,758,888

AMBAC  -  American Municipal Bond Assurance Corp. Financial Group Inc.

FGIC  -  Financial Guaranty Insurance Co.

FSA  -  Financial Security Assurance Inc.

GTD  -  Guaranteed Bond

IBC  -  Insured Bond Certificates

MBIA  -  Municipal Bond Insurance Association

PSF  -  Permanent School Fund

Q-SBLF  -  Qualified Student Bond Loan Fund

(a)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P NEW YORK MUNICIPAL BOND FUND

May 31, 2008

Security	Principal	Value

MUNICIPAL BONDS & NOTES—96.79%

NEW YORK—96.79%
Hudson Yards Infrastructure Corp. Revenue, Series A (MBIA Insured)
4.50%, 02/15/47	$1,500,000	$1,377,570
Long Island Power Authority Revenue, Series C
5.00%, 09/01/35	750,000	757,012
Long Island Power Authority Revenue, Series E (FGIC Insured)
5.00%, 12/01/21	400,000	414,344
Long Island Power Authority Revenue, Series L, Prerefunded 05/01/11
5.38%, 05/01/33	1,250,000	1,347,612
Long Island Power Authority, Series A (AMBAC Insured)
5.50%, 12/01/11	300,000	324,213
Long Island Power Authority, Series A, Prerefunded 09/01/11
5.38%, 09/01/25	1,500,000	1,627,005
Metropolitan Transportation Authority, Series A, Prerefunded 11/15/11 (FGIC Insured)
5.00%, 11/15/31	650,000	699,374
Metropolitan Transportation Authority, Series B (AMBAC Insured)
5.00%, 11/15/30	1,600,000	1,618,832
New York City Industrial Development Agency Yankee Stadium Revenue, (FGIC Insured)
4.50%, 03/01/39	1,110,000	1,003,429
New York City Municipal Water Finance Authority Revenue, Series C (MBIA Insured)
5.00%, 06/15/25	600,000	624,162
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series A
5.00%, 06/15/39	2,500,000	2,542,275
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series DD
4.75%, 06/15/36	250,000	250,725
New York City Transitional Finance Authority Revenue, Series B
5.00%, 11/01/21	250,000	266,890
New York City Transitional Finance Authority Revenue, Subseries A-1
5.00%, 08/01/20	1,000,000	1,070,060
New York Convention Center Development Corp. Revenue (AMBAC Insured)
5.00%, 11/15/30	375,000	378,709
New York Liberty Development Corp. (Goldman Sachs Group Inc. Obligor)
5.25%, 10/01/35	1,300,000	1,354,002
New York State Dormitory Authority Revenue, Series A
5.25%, 05/15/15	450,000	485,996
New York State Dormitory Authority Revenue, Series D (MBIA Insured)
5.25%, 10/01/23	600,000	633,954
New York State Dormitory Authority Revenue, Series A (FSA/FHA Insured)
5.25%, 08/15/15	2,250,000	2,464,335

New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series B
4.50%, 06/15/36	650,000	632,808
New York State Environmental Facilities Corp., Clean Water & Drinking Water, Series A
4.75%, 06/15/31	1,000,000	1,011,310
New York State Urban Development Corp., Correctional & Youth Facilities, Series A
5.25%, 01/01/21	1,375,000	1,399,255
New York State Urban Development Corp., Correctional Facilities, Series D, Prerefunded 01/01/11 (FSA Insured)
5.25%, 01/01/30	1,500,000	1,602,645
New York, General Obligations Unlimited, Series A
5.00%, 08/01/25	400,000	412,968
New York, General Obligations Unlimited, Series A-1
5.00%, 08/01/17	1,000,000	1,078,540
New York, General Obligations Unlimited, Series J, Prerefunded 06/01/13
5.25%, 06/01/28	1,660,000	1,829,718
Port Authority of New York & New Jersey
5.00%, 12/01/29	925,000	960,317
Port Authority of New York & New Jersey Revenue
5.00%, 09/01/38	700,000	713,594
Triborough Bridge & Tunnel Authority Revenue, Series A
5.00%, 01/01/27	500,000	509,005
Triborough Bridge & Tunnel Authority Revenue, Series A, Prerefunded 01/01/12
5.00%, 01/01/32	225,000	241,454

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $29,729,811)		29,632,113

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.68%

MONEY MARKET FUNDS—1.68%
Fidelity New York AMT Tax-Free Money Market Fund, Institutional Shares
1.56%(a)	515,879	515,879

		515,879

TOTAL SHORT-TERM INVESTMENTS
(Cost: $515,879)		515,879

TOTAL INVESTMENTS IN SECURITIES—98.47%
(Cost: $30,245,690)		30,147,992
Other Assets, Less Liabilities—1.53%		467,603

NET ASSETS—100.00%		$30,615,595

AMBAC  -  American Municipal Bond Assurance Corp. Financial Group Inc.

FGIC  -  Financial Guaranty Insurance Co.

FHA  -  Federal Housing Administration

FSA  -  Financial Security Assurance Inc.

MBIA  -  Municipal Bond Insurance Association

(a)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares iBoxx $ High Yield Corporate Bond Fund, iShares iBoxx $ Investment Grade Corporate Bond Fund, iShares JPMorgan USD Emerging Markets Bond Fund, iShares Lehman 1-3 Year Credit Bond Fund, iShares Lehman 1-3 Year Treasury Bond Fund, iShares Lehman 3-7 Year Treasury Bond Fund, iShares Lehman 7-10 Year Treasury Bond Fund, iShares Lehman 10-20 Year Treasury Bond Fund, iShares Lehman 20+ Year Treasury Bond Fund, iShares Lehman Aggregate Bond Fund, iShares Lehman Credit Bond Fund, iShares Lehman Government/Credit Bond Fund, iShares Lehman Intermediate Credit Bond Fund, iShares Lehman Intermediate Government/Credit Bond Fund, iShares Lehman MBS Bond Fund, iShares Lehman Short Treasury Bond Fund, iShares Lehman TIPS Bond Fund, iShares S&P California Municipal Bond Fund, iShares S&P National Municipal Bond Fund and iShares S&P New York Municipal Bond Fund (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust.

Effective March 1, 2008, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s net assets are computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net assets and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used in valuing the Funds’ investments as of May 31, 2008:

Investments in Securities
iShares Bond Fund	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value
iBoxx $ High Yield Corporate	$—	$856,598,446	$—	$856,598,446
iBoxx $ Investment Grade Corporate	—	3,773,928,621	—	3,773,928,621
JPMorgan USD Emerging Markets	—	68,876,192	—	68,876,192
Lehman 1-3 Year Credit	—	430,844,331	—	430,844,331
Lehman 1-3 Year Treasury	8,857,413,178	4,141,633,425	—	12,999,046,603
Lehman 3-7 Year Treasury	429,562,926	200,721,277	—	630,284,203
Lehman 7-10 Year Treasury	2,526,563,052	1,195,341,293	—	3,721,904,345
Lehman 10-20 Year Treasury	102,141,997	45,031,964	—	147,173,961
Lehman 20+ Year Treasury	1,744,626,470	688,763,340	—	2,433,389,810
Lehman Aggregate	2,344,733,021	13,030,506,428	—	15,375,239,449
Lehman Credit	—	67,759,903	—	67,759,903
Lehman Government/Credit	21,704,842	60,042,936	—	81,747,778
Lehman Intermediate Credit	—	240,474,707	—	240,474,707
Lehman Intermediate Government/Credit	61,998,037	189,396,107	—	251,394,144
Lehman MBS	—	1,211,853,027	—	1,211,853,027
Lehman Short Treasury	837,861,187	372,554,129	—	1,210,415,316
Lehman TIPS	—	10,016,390,682	—	10,016,390,682
S&P California Municipal	—	92,336,388	—	92,336,388
S&P National Municipal	—	587,539,656	—	587,539,656
S&P New York Municipal	—	30,147,992	—	30,147,992

FEDERAL INCOME TAXES

As of May 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate	$860,165,565	$6,899,079	$(10,466,198)	$(3,567,119)
iBoxx $ Investment Grade Corporate	3,860,843,977	6,481,367	(93,396,723)	(86,915,356)
JPMorgan USD Emerging Markets	69,109,056	482,802	(715,666)	(232,864)
Lehman 1-3 Year Credit	432,153,120	997,287	(2,306,076)	(1,308,789)
Lehman 1-3 Year Treasury	12,891,098,485	137,900,821	(29,952,703)	107,948,118
Lehman 3-7 Year Treasury	635,135,260	—	(4,851,057)	(4,851,057)
Lehman 7-10 Year Treasury	3,693,507,120	40,577,429	(12,180,204)	28,397,225
Lehman 10-20 Year Treasury	150,124,616	—	(2,950,655)	(2,950,655)
Lehman 20+ Year Treasury	2,526,208,061	—	(92,818,251)	(92,818,251)
Lehman Aggregate	15,427,161,063	43,516,051	(95,437,665)	(51,921,614)
Lehman Credit	68,627,905	182,711	(1,050,713)	(868,002)

Lehman Government/Credit	81,630,285	563,980	(446,487)	117,493
Lehman Intermediate Credit	242,851,989	157,406	(2,534,688)	(2,377,282)
Lehman Intermediate Government/Credit	250,059,147	2,185,741	(850,744)	1,334,997
Lehman MBS	1,212,695,295	4,383,278	(5,225,546)	(842,268)
Lehman Short Treasury	1,210,101,463	1,015,955	(702,102)	313,853
Lehman TIPS	9,901,730,336	127,012,682	(12,352,336)	114,660,346
S&P California Municipal	92,537,641	286,125	(487,378)	(201,253)
S&P National Municipal	585,794,006	5,007,114	(3,261,464)	1,745,650
S&P New York Municipal	30,246,268	86,880	(185,156)	(98,276)

WHEN-ISSUED/TBA TRANSACTIONS

Certain Funds may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. A Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by a Fund as a purchase transaction and a sale transaction in which a Fund realizes a gain or loss. A Fund’s use of TBA rolls may cause a Fund to experience higher portfolio turnover and higher transaction costs. A Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 3 for additional information regarding the Premier Fund.

For the quarter ended May 31, 2008, the iShares iBoxx $ Investment Grade Corporate Bond Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate as follows:

Name of Affiliated Issuer	Principal Amount Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Principal Amount Held End of Period (in 000s)	Value at End of Period	Interest Income
Barclays Bank PLC	$31,900	$5,100	$—	$37,000	$37,562,400	$379,592

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of May 31, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: July 11, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: July 11, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: July 11, 2008